UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2019

Item 1. REPORTS TO STOCKHOLDERS.

Cavalier Funds

SEMI-ANNUAL REPORT
(Unaudited)
For the fiscal period from June 1, 2019 through November 30, 2019

Cavalier Adaptive Income Fund
Cavalier Fundamental Growth Fund
Cavalier Growth Opportunities Fund
Cavalier Hedged High Income Fund
Cavalier Tactical Economic Fund
Cavalier Tactical Rotation Fund

Institutional Class
Class C Shares
Class A Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Cavalier Funds (the “Funds”).  The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds’ distributor is a bank.

The Cavalier Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Cavalier Funds, including their principals, and Capital Investment Group, Inc.

Table of Contents

Cavalier Adaptive Income Fund	1
Cavalier Fundamental Growth Fund	12
Cavalier Growth Opportunities Fund	21
Cavalier Hedged High Income Fund	29
Cavalier Tactical Economic Fund	36
Cavalier Tactical Rotation Fund	43
Notes to Financial Statements	50
Additional Information	62

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Cavalier Funds (“Funds”) and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.  The prospectus contains this and other information about the Funds.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Cavalier Funds:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Cavalier, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have previously elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Cavalier.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

Cavalier Adaptive Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2019
				Value (Note 1)

PREFERRED STOCK - 0.99%	Shares	Interest	Maturity
Real Estate - 0.99%		Rate	Date
Preferred Apartment Communities, Inc.	500	5.750%	1/21/2020	$500,000

Total Preferred Stock (Cost $500,000)				500,000
	Principal	Interest	Maturity
ASSET BACKED SECURITIES - 8.65%		Rate	Date
Accredited Mortgage Loan Trust 2002-2	$333,908	2.708%	1/25/2033	324,647
Aegis Asset Backed Securities Trust Mortgage
Pass-Through Ctfs Series 2004-4	254,814	4.408%	10/25/2034	255,293
Credit Suisse First Boston Mortgage Securities Corp.	917,122	4.448%	4/25/2034	882,349
JP Morgan Chase Commercial Mortgage Securities
Trust 2010-C2	1,000,000	5.075%	11/15/2043	1,018,154
JP Morgan Mortgage Acquisition Trust 2007-HE1	500,000	1.988%	3/25/2047	442,111
Merrill Lynch Mortgage Investors Trust Series
MLCC 2004-F	1,065,865	3.619%	12/25/2029	1,040,672
MortgageIT Mortgage Loan Trust 2006-1	402,262	1.938%	4/25/2036	381,481

Total Asset-Backed Securities (Cost $4,362,550)				4,344,707
	Principal	Interest	Maturity
COLLATERALIZED MORTGAGE OBLIGATIONS - 77.92%		Rate	Date
ABFC 2005-WF1 Trust	$263,806	3.894%	4/25/2044	250,078
ACE Securities Corp Home Equity Loan Trust
Series 2004-RM1	148,185	6.000%	6/25/2037	127,796
Adjustable Rate Mortgage Trust 2005-1	452,765	4.436%	11/25/2035	449,399
Adjustable Rate Mortgage Trust 2005-11	427,304	4.060%	2/25/2036	373,291
Adjustable Rate Mortgage Trust 2005-9	56,642	7.000%	4/20/2032	56,948
Alternative Loan Trust 2004-15	37,834	3.748%	8/25/2035	37,184
Alternative Loan Trust 2004-32CB	528,208	5.500%	2/25/2035	544,531
Alternative Loan Trust 2005-27	472,776	5.500%	11/25/2035	387,635
Alternative Loan Trust 2005-36	86,764	5.500%	1/25/2036	91,902
Alternative Loan Trust 2005-6CB	343,799	6.000%	5/25/2037	237,949
Alternative Loan Trust 2005-73CB	186,749	5.000%	11/25/2020	161,976
Alternative Loan Trust 2005-J11	240,158	5.500%	7/25/2035	236,393
Alternative Loan Trust 2005-J8	774,238	6.500%	10/25/2036	281,490
Alternative Loan Trust 2006-28CB	152,171	6.500%	10/25/2036	56,847
Alternative Loan Trust 2006-28CB	227,643	6.250%	11/25/2036	210,253
Alternative Loan Trust 2006-30T1	25,515	7.500%	4/25/2035	26,725
Alternative Loan Trust 2007-9T1	295,745	2.829%	2/25/2035	244,778
American Home Mortgage Investment Trust
2004-1	37,093	4.001%	2/25/2044	37,144
American Home Mortgage Investment Trust
2004-2	90,277	4.599%	5/25/2035	90,813
American Home Mortgage Investment Trust
2005-2	216,267	2.523%	9/25/2045	182,969

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2019
	Principal	Interest Rate (a)	Maturity Date	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS - Continued
BAMLL Commercial Mortgage Securities Trust
2018-DSNY	$760,000	2.488%	3/15/2020	$756,807
Banc of America Alternative Loan Trust 2005-11	69,748	4.046%	11/25/2033	70,144
Banc of America Alternative Loan Trust 2006-2	177,898	3.808%	6/25/2034	177,620
Banc of America Funding 2004-3 Trust	67,188	3.147%	12/20/2034	47,715
Banc of America Funding 2004-B Trust	58,189	4.845%	3/20/2036	55,778
Banc of America Funding 2005-B Trust	349,079	4.638%	4/20/2035	320,694
Banc of America Funding 2006-B Trust	400,936	4.988%	9/25/2037	351,023
Banc of America Funding 2007-7 Trust	232,535	4.328%	11/25/2034	230,469
Banc of America Funding Corp.	46,754	5.750%	10/25/2034	47,966
Banc of America Mortgage 2003-J Trust	136,639	5.500%	3/25/2034	143,066
Banc of America Mortgage 2004-D Trust	369,049	4.647%	4/25/2035	351,356
Banc of America Mortgage 2005-C Trust	247,539	4.564%	4/25/2034	247,067
Banc of America Mortgage 2005-G Trust	88,482	6.000%	3/25/2036	86,106
Banc of America Mortgage Trust 2004-2	107,199	5.500%	3/25/2034	104,622
Banc of America Mortgage Trust 2004-2	1,127,703	4.022%	8/25/2035	1,107,097
BBCMS 2018-TALL Mortgage Trust	298,425	6.000%	12/25/2035	302,896
Bear Stearns ALT-A Trust 2004-11	432,152	4.237%	9/25/2035	359,337
Bear Stearns ALT-A Trust 2005-7	110,000	2.616%	9/15/2034	109,596
Bear Stearns ARM Trust 2003-7	123,288	4.707%	11/25/2034	120,652
Bear Stearns ARM Trust 2004-1	247,871	5.750%	4/25/2022	210,292
Bear Stearns ARM Trust 2004-8	571,000	5.381%	12/25/2037	645,735
Bear Stearns Asset Backed Securities I Trust
2004-FR2	68,768	3.718%	10/25/2033	67,641
BellaVista Mortgage Trust 2005-2	198,053	2.350%	5/20/2045	151,724
Chase Funding Trust Series 2003-3	15,016	4.037%	12/25/2034	15,168
Chase Mortgage Finance Trust Series 2007-S5	16,696	4.870%	5/25/2033	16,950
Chevy Chase Funding LLC Mortgage-Backed
Certificates Series 2005-2	350,304	3.553%	11/25/2032	347,668
CHL Mortgage Pass-Through Trust 2003-44	329,636	3.390%	9/25/2034	271,454
CHL Mortgage Pass-Through Trust 2004-20	422,284	3.716%	12/20/2035	421,886
CHL Mortgage Pass-Through Trust 2004-29	90,000	5.000%	10/25/2033	91,193
CHL Mortgage Pass-Through Trust 2005-HYB8	887,975	6.500%	11/25/2036	580,191
CHL Mortgage Pass-Through Trust 2006-16	1,314,363	3.449%	4/20/2036	1,284,273
CHL Mortgage Pass-Through Trust 2006-3	50,138	2.303%	3/25/2036	46,388
CHL Mortgage Pass-Through Trust 2006-HYB2	65,168	6.000%	4/25/2036	56,827
CHL Mortgage Pass-Through Trust 2006-J2	48,854	6.000%	3/25/2037	41,111
CHL Mortgage Pass-Through Trust 2007-1	345,676	4.426%	4/25/2037	347,081
CHL Mortgage Pass-Through Trust 2007-HY1	442,790	3.583%	10/25/2034	424,347
Citigroup Global Markets Mortgage
Securities VII, Inc.	107,697	7.000%	6/25/2026	39,809
Citigroup Mortgage Loan Trust 2006-AR1	44,083	4.150%	3/25/2036	43,321
Citigroup Mortgage Loan Trust 2006-AR5	99,717	6.000%	9/25/2033	106,966
Citigroup Mortgage Loan Trust Inc	165,898	4.875%	7/25/2036	135,882
				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2019
	Principal	Interest Rate (a)	Maturity Date	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS - Continued
Contimortgage Home Equity Loan Trust 1996-3	$209,862	2.554%	9/15/2027	$194,435
Countrywide Asset-Backed Certificates	188,753	4.659%	9/25/2033	188,029
Countrywide Asset-Backed Certificates	452,008	4.448%	10/25/2033	476,949
Credit Suisse First Boston Mortgage Securities Corp.	650,796	4.265%	9/25/2034	652,785
Credit Suisse First Boston Mortgage Securities Corp.	527,656	5.250%	1/25/2036	540,074
Credit Suisse First Boston Mortgage Securities Corp.	68,498	6.000%	1/25/2036	62,029
Credit-Based Asset Servicing & Securitization LLC	267,808	1.938%	5/25/2036	256,589
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10	317,811	2.588%	10/25/2035	303,445
CSMC Mortgage-Backed Trust Series 2006-4	400,000	2.710%	3/18/2028	399,909
CWABS Asset-Backed Certificates Trust 2005-17	290,231	4.235%	5/25/2036	284,249
CWABS Asset-Backed Certificates Trust 2006-9	100,361	4.644%	5/25/2034	94,182
Deutsche Alt-A Securities Inc Mortgage Loan Trust
Series 2006-AR1	392,796	4.046%	2/25/2036	365,276
DSLA Mortgage Loan Trust 2005-AR3	288,997	1.973%	7/19/2045	254,213
EquiFirst Mortgage Loan Trust 2003-2	231,683	2.833%	7/25/2033	192,941
EquiFirst Mortgage Loan Trust 2003-2	381,389	2.888%	9/25/2033	372,479
Equity One Mortgage Pass-Through Trust 2004-3	42,269	4.440%	7/25/2034	42,602
FFMLT Trust 2004-FF3	775,960	3.433%	12/25/2034	767,355
First Franklin Mortgage Loan Trust 2003-FF3	192,057	4.108%	11/25/2034	192,483
First Horizon Alternative Mortgage Securities
Trust 2004-AA5	34,193	4.313%	2/25/2036	32,619
First Horizon Alternative Mortgage Securities Trust
2005-AA12	70,567	3.875%	7/25/2036	64,474
First Horizon Alternative Mortgage Securities Trust
2006-AA4	382,271	6.000%	8/25/2037	311,311
First Horizon Alternative Mortgage Securities Trust
2007-FA2	10,288	3.924%	10/25/2034	10,144
First Horizon Mortgage Pass-Through Trust 2007-4	42,576	6.065%	9/25/2034	39,445
GS Mortgage Securities Trust 2015-GC30	343,596	2.726%	5/10/2050	343,942
GSR Mortgage Loan Trust 2004-15F	21,637	4.750%	1/25/2020	21,634
GSR Mortgage Loan Trust 2004-8F	45,405	4.053%	11/19/2034	45,340
GSR Mortgage Loan Trust 2005-8F	108,655	5.500%	10/25/2020	107,926
GSR Mortgage Loan Trust 2005-AR4	337,086	4.658%	7/25/2035	342,332
HarborView Mortgage Loan Trust 2004-7	22,171	4.694%	2/25/2036	14,893
HarborView Mortgage Loan Trust 2006-2	84,625	4.453%	8/19/2036	77,554
HarborView Mortgage Loan Trust 2006-6	53,153	4.129%	9/25/2036	52,344
HarborView Mortgage Loan Trust 2007-5	214,927	1.924%	9/19/2037	200,598
Home Equity Mortgage Loan Asset-Backed Trust
Series SPMD 2002-B	1,337,600	4.108%	10/25/2033	1,337,669
IndyMac INDA Mortgage Loan Trust 2006-AR2	332,099	4.975%	11/25/2034	337,378
IndyMac INDX Mortgage Loan Trust 2004-AR6	135,594	4.454%	10/25/2034	136,265

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2019
	Principal	Interest Rate (a)	Maturity Date	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS - Continued
IndyMac INDX Mortgage Loan Trust 2004-AR9	$1,158,216	3.331%	11/25/2035	$1,093,027
IndyMac INDX Mortgage Loan Trust 2005-AR23	7,325	4.270%	2/25/2034	7,431
JP Morgan Mortgage Trust 2004-A1	210,230	4.637%	8/25/2035	211,315
JP Morgan Mortgage Trust 2005-A2	96,299	4.278%	4/25/2035	96,806
JP Morgan Mortgage Trust 2005-A6	17,881	5.500%	1/25/2036	15,322
JP Morgan Mortgage Trust 2006-A6	385,714	3.989%	10/25/2036	339,479
Lehman Mortgage Trust 2005-3	6,033	5.500%	12/25/2033	6,264
Lehman Mortgage Trust 2007-9	23,922	6.000%	10/25/2037	26,452
Lehman XS Trust Series 2006-10N	660,263	1.948%	5/25/2046	616,598
MASTR Adjustable Rate Mortgages Trust 2003-3	202,668	1.918%	4/25/2046	183,588
MASTR Adjustable Rate Mortgages Trust 2004-10	157,061	5.250%	7/25/2034	157,785
MASTR Adjustable Rate Mortgages Trust 2006-2	174,970	3.283%	8/25/2035	177,014
MASTR Adjustable Rate Mortgages Trust 2006-OA1	140,653	4.469%	2/25/2036	140,328
MASTR Alternative Loan Trust 2003-8	58,530	3.705%	9/25/2033	57,472
Mastr Asset Backed Securities Trust 2004-OPT2	64,496	1.838%	11/25/2036	35,976
MASTR Asset Securitization Trust 2004-9	1,352,029	4.258%	2/25/2034	1,439,948
Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4	621,217	3.916%	5/25/2036	575,101
Merrill Lynch Mortgage Investors Trust Series
2004-WMC2	600,026	3.583%	9/25/2034	606,211
Merrill Lynch Mortgage Investors Trust Series
MLCC 2004-B	27,315	3.250%	2/25/2034	26,862
Merrill Lynch Mortgage Investors Trust Series
MLMI 2004-A1	692,218	3.733%	12/25/2034	695,436
Morgan Stanley ABS Capital I Inc Trust 2004-NC8	230,149	4.783%	11/25/2032	237,029
Morgan Stanley ABS Capital I Inc Trust 2007-NC1	37,880	4.429%	10/25/2046	36,968
Morgan Stanley Dean Witter Capital I, Inc. Trust
2003-NC1	313,394	5.132%	3/25/2034	321,517
Morgan Stanley Mortgage Loan Trust 2004-6AR	291,791	4.183%	7/25/2034	294,615
Morgan Stanley Mortgage Loan Trust 2005-9AR	554,329	4.051%	12/25/2035	534,336
Morgan Stanley Mortgage Loan Trust 2006-6AR	132,936	3.208%	9/25/2034	136,413
MortgageIT Trust 2005-2	298,133	4.750%	5/25/2035	294,908
MortgageIT Trust 2005-3	127,337	4.108%	5/25/2029	88,435
MortgageIT Trust 2005-3	200,823	4.258%	8/25/2035	204,818
Nomura Asset Acceptance Corp Alternative Loan
Trust Series 2004-AP1	845,790	3.658%	4/25/2035	846,261
Oakwood Mortgage Investors, Inc.	101,962	2.015%	3/15/2032	98,483
Opteum Mortgage Acceptance Corp. Asset Backed
Pass-Through Certificates 2005-2	160,093	3.958%	7/25/2038	157,470
PHH Mortgage Trust Series 2008-CIM2	93,659	6.000%	12/25/2035	93,578
RALI Series 2005-QS17 Trust	392,817	5.500%	6/25/2035	393,884
RALI Series 2005-QS7 Trust	248,021	1.838%	11/25/2036	215,565
RAMP Series 2005-SL2 Trust	361,695	8.000%	10/25/2031	279,258
RASC Series 2006-EMX9 Trust	7,693	4.735%	11/25/2021	6,846

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2019
	Principal	Interest Rate (a)	Maturity Date	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS - Continued
RBSGC Mortgage Loan Trust 2007-B	$774,031	3.624%	8/25/2035	$775,380
Residential Asset Securitization Trust 2004-IP2	92,154	4.355%	12/25/2034	92,647
Residential Asset Securitization Trust 2007-A6	115,671	2.512%	8/25/2035	92,027
Saxon Asset Securities Trust 2004-2	186,998	3.923%	12/19/2039	183,431
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-19XS	76,384	3.281%	4/25/2035	76,526
Structured Asset Mortgage Investments II Trust
2006-AR5	170,748	2.128%	5/25/2036	152,933
Structured Asset Securities Corp Mortgage Loan
Trust 2005-7XS	754,615	7.000%	5/25/2036	324,628
UCFC Home Equity Loan Trust 1998-D	488,393	7.750%	4/15/2030	480,550
Wachovia Mortgage Loan Trust LLC Series
2005-B Trust	296,328	4.253%	10/20/2035	291,437
WaMu Mortgage Backed Pass Through Certificates
Series 2001-AR5	514,377	3.548%	6/25/2042	481,763
WaMu Mortgage Pass-Through Certificates Series
2002-AR14 Trust	42,083	5.500%	6/25/2020	38,010
WaMu Mortgage Pass-Through Certificates Series
2002-AR17 Trust	356,709	3.304%	11/25/2042	336,951
WaMu Mortgage Pass-Through Certificates Series
2002-AR6 Trust	47,839	4.735%	5/25/2033	48,547
WaMu Mortgage Pass-Through Certificates Series
2003-AR4 Trust	35,894	3.840%	8/25/2046	34,633
WaMu Mortgage Pass-Through Certificates Series
2004-AR1 Trust	25,645	4.839%	3/25/2034	25,597
WaMu Mortgage Pass-Through Certificates Series
2006-AR10 Trust	171,971	3.210%	10/25/2036	168,657
WaMu Mortgage Pass-Through Certificates Series
2006-AR12 Trust	231,466	3.271%	11/25/2036	232,614
WaMu Mortgage Pass-Through Certificates Series
2006-AR14 Trust	329,579	4.000%	2/25/2037	317,509
WaMu Mortgage Pass-Through Certificates Series
2007-HY1 Trust	21,617	1.798%	2/25/2037	14,320
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2005-4 Trust	200,994	6.000%	7/25/2037	156,852
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2007-HY1 Trust	342,628	6.958%	7/25/2034	314,162
Wells Fargo Mortgage Backed Securities 2006-2
Trust	233,792	4.170%	11/25/2032	229,805

Total Collateralized Mortgage Obligations (Cost $39,083,348)				39,155,689

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2019
				Value (Note 1)
		Interest	Maturity
U.S. TREASURY NOTE - 3.98%	Principal	Rate	Date
United States Treasury Floating Rate Note	$2,000,000	1.830%	10/31/2021	$2,002,102

Total U.S. Treasury Note (Cost $2,001,524)				2,002,102

SHORT-TERM INVESTMENT - 6.98%
§	Fidelity Investments Money Market Government Portfolio -		Shares
Institutional Class, 1.49%			3,506,183	3,506,183

Total Short-Term Investment (Cost $3,506,183)				3,506,183

Investments, at Value (Cost $49,453,605) - 98.52%				$49,508,681

Other Assets Less Liabilities - 1.48%				743,016

Net Assets - 100.00%				$50,251,697

§ Represents 7 day effective yield
* Non income-producing investment
(a) Variable interest rate

Summary of Investments
		% of Net Assets	Value
Preferred Stock		0.99%	$500,000
Asset-Backed Securities		8.65%	4,344,707
	Collateralized Mortgage Obligations	77.92%	39,155,689
U.S. Treasury Note		3.98%	2,002,102
Short-Term Investment		6.98%	3,506,183
Other Assets Less Liabilities		1.48%	743,016
Total Net Assets		100.00%	$50,251,697

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2019

Assets:
Investments, at value (cost $49,453,605)	$49,508,681
Cash	6,990
Receivables:
Investments sold	309,679
Fund shares sold	239,039
Dividends	3,927
Interest	138,916
Prepaid expenses:
Registration and filing expenses	58,866
Professional fees	18,749
Shareholder fulfillment fees	7,041
Security pricing fees	3,135
Fund accounting fees	2,855
Insurance fees	1,028
Trustee fees and meeting expenses	306
Administration fees	177
Transfer Agent fees	72

Total assets	50,299,461

Liabilities:
Payables:
Fund shares repurchased	21,960
Accrued expenses:
Advisory fees	19,906
Distribution and service fees - Class C Shares	3,138
Custody fees	2,637
Compliance fees	70
Miscellaneous expenses	53

Total liabilities	47,764

Total Net Assets	$50,251,697

Net Assets Consist of:
Paid in capital	$50,324,179
Accumulated deficit	(72,482)

Total Net Assets	$50,251,697

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	4,461,487
Net Assets	$45,812,673
Net Asset Value, Offering Price and Redemption Price Per Share	$10.27

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	448,982
Net Assets	$4,439,024
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.89

(a)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2019

Investment Income:
Dividends	$40,375
Interest	896,091

Total Investment Income	936,466

Expenses:
Advisory fees (note 2)	193,654
Professional fees	32,861
Registration and filing expenses	22,914
Distribution and service fees - Class C Shares (note 4)	20,673
Administration fees (note 2)	19,689
Fund accounting fees (note 2)	18,337
Security pricing fees	15,207
Transfer agent fees (note 2)	13,478
Custody fees (note 2)	9,588
Shareholder fulfillment fees	7,989
Trustee fees and meeting expenses (note 3)	4,373
Compliance fees (note 2)	4,251
Miscellaneous expenses (note 2)	953
Insurance fees	794

Total Expenses	364,761

Fees waived by Advisor (note 2)	(101,871)

Net Expenses	262,890

Net Investment Income	673,576

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(14,454)

Net change in unrealized depreciation on investments	(102,000)

Net Realized and Unrealized Loss on Investments	(116,454)

Net Increase in Net Assets Resulting from Operations	$557,122

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2019 (a)	2019

Operations:
Net investment income			$673,576	$438,926
Net realized loss from investment transactions			(14,454)	(2,625)
Net change in unrealized appreciation (depreciation) on investments			(102,000)	219,919

Net Increase in Net Assets Resulting from Operations			557,122	656,220

Distributions to Shareholders:
Institutional Class Shares			(623,539)	(351,384)
Class C Shares			(54,466)	(103,354)

Net Decrease in Net Assets Resulting from Distributions			(678,005)	(454,738)

Beneficial Interest Transactions:
Shares sold			35,237,763	13,338,216
Reinvested dividends and distributions			496,996	422,827
Shares repurchased			(4,131,442)	(2,764,346)
Increase from Beneficial Interest Transactions			31,603,317	10,996,697

Net Increase in Net Assets			31,482,434	11,198,179

Net Assets:
Beginning of Period			18,769,263	7,571,084
End of Period			$50,251,697	$18,769,263

	Period Ended		Year Ended
Share Information:	November 30, 2019 (a)		May 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,355,334	$34,549,425	1,146,746	$11,711,912
Reinvested dividends and distributions	43,131	443,167	31,399	320,801
Shares repurchased	(372,573)	(3,835,187)	(218,811)	(2,235,931)
Net Increase in Shares of
Beneficial Interest	3,025,892	$31,157,405	959,334	$9,796,782

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	69,487	$688,338	165,567	$1,626,304
Reinvested dividends and distributions	5,440	53,829	10,383	102,026
Shares repurchased	(29,951)	(296,255)	(53,866)	(528,415)
Net Increase in Shares of
Beneficial Interest	44,976	$445,912	122,084	$1,199,915

(a) Unaudited.

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Financial Highlights
			Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2019	(f)	2019	2018	2017	2016

Net Asset Value, Beginning of Period	$10.29		$10.12	$10.42	$9.98	$9.98

Income (Loss) from Investment Operations
Net investment income (c)	0.35		0.43	0.38	0.38	0.10
Net realized and unrealized gain (loss) on
investments	(0.19)		0.17	(0.18)	0.46	(0.00)	(g)(h)

Total from Investment Operations	0.16		0.60	0.20	0.84	0.10

Less Distributions:
From net investment income	(0.18)		(0.43)	(0.33)	(0.40)	(0.10)
From net realized gains	-		-	-	-	-
From return of capital	-		-	(0.17)	-	-

Total Distributions	(0.18)		(0.43)	(0.50)	(0.40)	(0.10)

Net Asset Value, End of Period	$10.27		$10.29	$10.12	$10.42	$9.98

Total Return (a)	1.60%	(j)	6.07%	1.93%	8.54%	1.02%

Net Assets, End of Period (in thousands)	$45,813		$14,767	$4,822	$4,498	$7,063

Ratios of:
Gross Expenses to Average Net Assets (b)	1.75%	(i)	2.88%	4.03%	3.90%	2.04%
Net Expenses to Average Net Assets (b)	1.25%	(i)	1.25%	1.25%	1.29%	0.94%	(e)
Net Investment Income to Average
Net Assets (b)(d)	3.53%	(i)	4.19%	3.75%	3.68%	0.98%	(e)

Portfolio turnover rate	22.18%	(j)	27.78%	99.44%	110.84%	246.74%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through
December 17, 2015. Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.
(f) Unaudited.
(g) Less than $0.01 per share.
(h)
The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(i) Annualized.
(j) Not annualized.

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2019	(f)	2019	2018	2017	(h)	2016	(h)

Net Asset Value, Beginning of Period	$9.91		$9.75	$10.07	$9.67		$9.70

Income (Loss) from Investment Operations
Net investment income (loss)(c)	0.25		0.31	0.25	0.29		(0.01)
Net realized and unrealized gain (loss) on
investments	(0.14)		0.17	(0.16)	0.42		0.01	(g)

Total from Investment Operations	0.11		0.48	0.09	0.71		(0.00)

Less Distributions:
From net investment income	(0.13)		(0.32)	(0.24)	(0.31)		(0.03)
From net realized gains	-		-	-	-		-
From return of capital	-		-	(0.17)	-		-

Total Distributions	(0.13)		(0.32)	(0.41)	(0.31)		(0.03)

Net Asset Value, End of Period	$9.89		$9.91	$9.75	$10.07		$9.67

Total Return (a)	1.10%	(j)	4.97%	0.94%	7.46%		0.05%

Net Assets, End of Period (in thousands)	$4,439		$4,002	$2,749	$2,204		$1,422

Ratios of:
Gross Expenses to Average Net Assets (b)	2.75%	(i)	3.84%	5.07%	5.27%		3.17%
Net Expenses to Average Net Assets (b)	2.25%	(i)	2.25%	2.25%	2.28%		2.12%	(e)
Net Investment Income (Loss) to Average
Net Assets (b)(d)	2.57%	(i)	3.17%	2.54%	2.96%		(0.14)%	(e)

Portfolio turnover rate	22.18%	(j)	27.78%	99.44%	110.84%		246.74%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c) Calculated using the average shares method.
(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f) Unaudited.
(g)
The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(h)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(i) Annualized.
(j) Not annualized.
See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2019
		Shares	Value (Note 1)

COMMON STOCKS - 99.40%

Communication Services - 0.76%
*	Match Group, Inc.	9,400	$662,512
			662,512
Consumer Discretionary - 13.30%
*	AutoZone, Inc.	900	1,060,128
*	Chipotle Mexican Grill, Inc.	3,000	2,441,760
	Darden Restaurants, Inc.	7,000	829,080
*	Funko, Inc.	14,500	206,915
*	Lululemon Athletica, Inc.	13,800	3,114,522
*	New Oriental Education & Technology Group, Inc.	2,900	351,132
	Restaurant Brands International, Inc.	35,000	2,297,050
	Ross Stores, Inc.	7,400	859,510
*	XPEL, Inc.	24,000	376,800
			11,536,897
Consumer Staples - 2.49%
	Costco Wholesale Corp.	7,200	2,158,632
			2,158,632
Energy - 1.24%
	DMC Global, Inc.	18,200	838,838
	North American Construction Group Ltd.	21,500	235,425
			1,074,263
Financials - 9.80%
	Arbor Realty Trust, Inc.	198,528	3,009,684
*	Arch Capital Group Ltd.	7,400	310,578
	Capital Southwest Corp.	97,200	2,148,120
	Great Ajax Corp.	24,706	376,272
	Kinsale Capital Group, Inc.	2,900	293,654
	Newtek Business Services Corp.	28,000	654,360
*	NMI Holdings, Inc.	27,900	936,603
	PennyMac Financial Services, Inc.	9,300	319,083
	RenaissanceRe Holdings Ltd.	2,400	451,992
			8,500,346
Health Care - 7.22%
*	DexCom, Inc.	3,500	795,585
*	Genmab A/S	15,100	353,491
*	Inovalon Holdings, Inc.	20,000	360,000
*	LHC Group, Inc.	2,300	306,820
*	Medpace Holdings, Inc.	9,700	743,699
	Simulations Plus, Inc.	8,100	270,702
*	Veeva Systems, Inc.	11,800	1,760,324
	Zoetis, Inc.	13,900	1,675,228
			6,265,849

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2019
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - 10.18%
*μ	Azul SA	12,000	$446,880
*	Copart, Inc.	7,200	640,800
	Costamare, Inc.	75,000	617,250
*	Ducommun, Inc.	16,410	802,121
	Federal Signal Corp.	60,700	1,999,458
*	Fly Leasing Ltd.	12,300	241,449
	HEICO Corp.	10,625	1,380,081
*	Kornit Digital Ltd.	21,300	726,330
	TransDigm Group, Inc.	1,300	737,230
	Verisk Analytics, Inc.	3,800	560,424
	Woodward, Inc.	5,800	677,382
			8,829,405
Information Technology - 49.31%
*	Adobe, Inc.	9,750	3,017,918
*	Appfolio, Inc.	9,600	1,084,032
*	Atlassian Corp. PLC	4,400	559,284
	AudioCodes Ltd.	83,699	2,006,265
	Booz Allen Hamilton Holding Corp.	7,100	516,596
*	Cadence Design Systems, Inc.	32,100	2,255,025
*	Ciena Corp.	15,400	584,584
*	CyberArk Software Ltd.	22,756	2,788,748
*	Digital Turbine, Inc.	45,000	399,600
*	Endava PLC	8,100	385,722
*	Enphase Energy, Inc.	17,200	376,164
*	Euronet Worldwide, Inc.	4,100	644,479
	EVERTEC, Inc.	30,300	982,326
*	Fair Isaac Corp.	1,500	551,625
*	Fortinet, Inc.	23,550	2,475,340
*μ	Globant SA	4,100	438,700
*	IEC Electronics Corp.	2,652	22,648
*	Keysight Technologies, Inc.	9,200	984,676
	KLA Corp.	2,400	393,264
	Mastercard, Inc.	8,100	2,367,063
*	Mellanox Technologies Ltd.	5,800	666,420
*	Napco Security Technologies, Inc.	8,700	271,875
*	Nice Ltd.	9,400	1,424,006
*	Paycom Software, Inc.	14,650	4,055,267
*	Paysign, Inc.	55,700	571,482
	PC-Tel, Inc.	45,000	387,900
*	Qualys, Inc.	15,700	1,373,907
μ	Sapiens International Corp. NV	46,300	1,042,213
*	ServiceNow, Inc.	8,900	2,519,056
	Taiwan Semiconductor Manufacturing Co. Ltd.	7,900	419,411
	Ubiquiti, Inc.	13,400	2,642,480
			(Continued)

	Cavalier Fundamental Growth Fund

	Schedule of Investments - Continued
(Unaudited)

	As of November 30, 2019
			Shares	Value (Note 1)

	COMMON STOCKS - Continued

	Information Technology - Continued
	Universal Display Corp.		11,900	$2,311,218
	* VeriSign, Inc.		2,600	495,924
	* Wix.com Ltd.		3,100	374,759
	Xilinx, Inc.		14,900	1,382,422
				42,772,399
	Materials - 0.37%
	* UFP Technologies, Inc.		7,000	324,450
				324,450
	Real Estate - 4.73%
	American Tower Corp.		6,200	1,326,986
	Community Healthcare Trust, Inc.		6,600	314,160
	Innovative Industrial Properties, Inc.		5,400	418,014
	Lamar Advertising Co.		5,500	458,865
	Safehold, Inc.		11,000	449,350
	Sun Communities, Inc.		6,900	1,136,499
				4,103,874

	Total Common Stocks (Cost $67,948,642)			86,228,627

	Investments, at Value (Cost $67,948,642) - 99.40%			$86,228,627

	Other Assets Less Liabilities - 0.60%			519,979

	Net Assets - 100.00%			$86,748,606

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

The following acronyms or abbreviations are used in this Schedule:
	NV - Netherlands Security
	PLC - Public Limited Company

	Summary of Investments
		% of Net
	by Sector	Assets	Value
	Communication Services	0.76%	$662,512
	Consumer Discretionary	13.30%	11,536,897
	Consumer Staples	2.49%	2,158,632
	Energy	1.24%	1,074,263
	Financials	9.80%	8,500,346
	Health Care	7.22%	6,265,849
	Industrials	10.18%	8,829,405
	Information Technology	49.31%	42,772,399
	Materials	0.37%	324,450
	Real Estate	4.73%	4,103,874
	Other Assets Less Liabilities	0.60%	519,979
	Total Net Assets	100.00%	$86,748,606

	See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2019

Assets:
Investments, at value (cost $67,948,642)	$86,228,627
Receivables:
Investments sold	506,346
Fund shares sold	5,208
Dividends and interest	78,361
Prepaid expenses:
Registration and filing expenses	33,286
Fund accounting fees	3,362
Insurance fees	2,316
Compliance fees	969
Trustee fees and meeting expenses	306
Administration fees	291
Security pricing fees	139

Total assets	86,859,211

Liabilities:
Due to custodian	42,005
Accrued expenses:
Advisory fees	53,981
Professional fees	8,641
Custody fees	2,565
Distribution and service fees - Class C Shares and Class A Shares	1,915
Transfer agent fees	1,175
Shareholder fulfillment fees	269
Miscellaneous expenses	54

Total liabilities	110,605

Total Net Assets	$86,748,606

Net Assets Consist of:
Paid in capital	$78,876,411
Distributable earnings	7,872,195

Total Net Assets	$86,748,606

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	5,884,768
Net Assets	$83,125,012
Net Asset Value, Offering Price and Redemption Price Per Share	$14.13

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	199,518
Net Assets	$2,670,845
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$13.39

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	112,578
Net Assets	$952,749
Net Asset Value and Redemption Price Per Share	$8.46
Maximum Offering Price Per Share ($8.46 ÷ 95.50%)(b)	$8.86

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

(b) The Fund charges a 4.50% maximum sales load on all initial purchases.

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2019

Investment Income:
Dividends (net of withholding taxes of $8,896)	$458,818

Total Investment Income	458,818

Expenses:
Advisory fees (note 2)	424,441
Administration fees (note 2)	42,444
Transfer agent fees (note 2)	27,585
Registration and filing expenses	25,381
Fund accounting fees (note 2)	23,662
Professional fees	18,444
Distribution and service fees - Class C Shares (note 4)	13,308
Shareholder fulfillment fees	12,359
Custody fees (note 2)	11,325
Trustee fees and meeting expenses (note 3)	4,373
Compliance fees (note 2)	4,317
Security pricing fees	4,109
Insurance fees	1,993
Miscellaneous expenses (note 2)	954
Distribution and service fees - Class A Shares (note 4)	817

Total Expenses	615,512

Fees waived by dvisor (note 2)	(70,834)

Net Expenses	544,678

Net Investment Loss	(85,860)

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(2,466,338)
Net change in unrealized appreciation on investments	12,188,473

Net Realized and Unrealized Gain on Investments	9,722,135

Net Increase in Net Assets Resulting from Operations	$9,636,275

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2019 (a)	2019

Operations:
Net investment loss			$(85,860)	$(116,714)
Net realized loss from investment transactions			(2,466,338)	(6,394,807)
Net change in unrealized appreciation (depreciation) on investments			12,188,473	(10,259,844)

Net Increase (Decrease) in Net Assets Resulting from Operations			9,636,275	(16,771,365)

Distributions to Shareholders:
Institutional Class Shares			-	(6,529,155)
Class C Shares			-	(226,542)
Class A Shares			-	(95,192.30)

Decrease in Net Assets Resulting from Distributions			-	(6,850,889)

Beneficial Interest Transactions:
Shares sold			6,586,888	28,771,643
Reinvested dividends and distributions			-	6,575,606
Shares repurchased			(13,020,941)	(33,917,287)

Increase (Decrease) from Beneficial Interest Transactions			(6,434,053)	1,429,962

Net Increase (Decrease) in Net Assets			3,202,222	(22,192,292)

Net Assets:
Beginning of Period			83,546,384	105,738,676
End of Period			$86,748,606	$83,546,384

	Period Ended		Year Ended
Share Information:	November 30, 2019 (a)		May 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	462,442	$6,162,755	1,867,853	$26,765,605
Reinvested dividends and distributions	-	-	622,335	6,290,128
Shares repurchased	(946,099)	(12,594,771)	(2,486,801)	(32,285,888)
Net Increase in Shares of
Beneficial Interest	(483,657)	$(6,432,016)	3,387	$769,845

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	8,693	$112,173	96,179	$1,320,371
Reinvested dividends and distributions	-	-	22,976	222,178
Shares repurchased	(29,203)	(370,757)	(94,517)	(1,233,424)
Net Increase in Shares of
Beneficial Interest	(20,510)	$(258,584)	24,638	$309,125

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	39,249	$309,960	74,674	$685,667
Reinvested dividends and distributions	-	-	10,428	63,300
Shares repurchased	(6,899)	(55,413)	(51,486)	(397,975)
Net Increase in Shares of
Beneficial Interest	32,350	$254,547	33,616	$350,992

(a) Unaudited.

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2019	(d)	2019	2018	2017	2016

Net Asset Value, Beginning of Period	$12.61		$16.06	$13.69	$11.58	$12.77

Income (Loss) from Investment Operations
Net investment income (loss) (c)	(0.01)		(0.01)	(0.06)	0.03	0.01
Net realized and unrealized gain (loss) on
investments	1.53		(2.43)	3.05	2.10	(1.19)

Total from Investment Operations	1.52		(2.44)	2.99	2.13	(1.18)

Less Distributions:
From net investment income	-		-	-	(0.02)	(0.01)
From net realized gains	-		(1.01)	(0.62)	-	-

Total Distributions	-		(1.01)	(0.62)	(0.02)	(0.01)

Net Asset Value, End of Period	$14.13		$12.61	$16.06	$13.69	$11.58

Total Return (a)	12.05%	(h)	(13.63)%	22.23%	18.42%	(9.21)%

Net Assets, End of Period (in thousands)	$83,125		$80,299	$102,233	$63,142	$45,453

Ratios of:
Gross Expenses to Average Net Assets (b)	1.43%	(g)	1.39%	1.39%	1.55%	1.51%
Net Expenses to Average Net Assets (b)	1.25%	(g)	1.25%	1.25%	1.18%	1.11%	(e)
Net Investment Income (Loss) to
Average Net Assets (b)(f)	(0.17)%	(g)	(0.07)%	(0.39)%	0.29%	0.05%	(e)

Portfolio turnover rate	27.50%	(h)	122.27%	124.11%	135.58%	172.08%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Unaudited.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests,
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements						(Continued)

Cavalier Fundamental Growth Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2019	(d)	2019	2018	2017	(f)	2016	(f)

Net Asset Value, Beginning of Period	$12.01		$15.51	$13.38	$11.42		$12.72

Income (Loss) from Investment Operations
Net investment loss (c)	(0.07)		(0.15)	(0.20)	(0.06)		(0.11)
Net realized and unrealized gain (loss) on
investments	1.45		(2.34)	2.95	2.04		(1.18)

Total from Investment Operations	1.38		(2.49)	2.75	1.98		(1.29)

Less Distributions:
From net investment income	-		-	-	(0.02)		(0.01)
From net realized gains	-		(1.01)	(0.62)	-		-

Total from Investment Operations	-		(1.01)	(0.62)	(0.02)		(0.01)

Net Asset Value, End of Period	$13.39		$12.01	$15.51	$13.38		$11.42

Total Return (a)	11.49%	(i)	(14.47)%	20.92%	17.37%		(10.11)%

Net Assets, End of Period (in thousands)	$2,671		$2,641	$3,028	$2,423		$7,582

Ratios of:
Gross Expenses to Average Net Assets (b)	2.43%	(h)	2.39%	2.39%	2.49%		2.51%
Net Expenses to Average Net Assets (b)	2.25%	(h)	2.25%	2.25%	2.13%		2.11%	(e)
Net Investment Loss to Average
Net Assets (b)(g)	(1.16)%	(h)	(1.07)%	(1.39)%	(0.51)%		(0.96)%	(e)

Portfolio turnover rate	27.50%	(i)	122.27%	124.11%	135.58%		172.08%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d) Unaudited.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(g)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(h) Annualized.
(i) Not annualized.
See Notes to Financial Statements							(Continued)

Cavalier Fundamental Growth Fund

Financial Highlights
	Class A Shares
For a share outstanding during the	November 30,		May 31,
fiscal year or period ended	2019	(k)	2019	2018	(j)

Net Asset Value, Beginning of Period	$7.56		$10.25	$10.00

Income (Loss) from Investment Operations
Net investment loss (e)	(0.02)		(0.03)	(0.00)	(h)
Net realized and unrealized gain (loss) on
investments	0.92		(1.65)	0.25

Total from Investment Operations	0.90		(1.68)	0.25

Less Distributions:
From net investment income	-		-	-
From net realized gains	-		(1.01)	-

Total from Investment Operations	-		(1.01)	-

Net Asset Value, End of Period	$8.46		$7.56	$10.25

Total Return (c)(g)	11.90%	(b)	(13.95)%	2.50%	(b)

Net Assets, End of Period (in thousands)	$953		$607	$478

Ratios of:
Gross Expenses to Average Net Assets (d)	1.68%	(a)	1.64%	1.72%	(a)
Net Expenses to Average Net Assets (d)	1.50%	(a)	1.50%	1.47%	(a)
Net Investment Loss to Average
Net Assets (d)(f)	(0.40)%	(a)	(0.30)%	(0.20)%	(a)

Portfolio turnover rate	27.50%	(b)	122.27%	124.11%	(b)(i)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g)	Does not include impact of sales charge, if any.
(h) Less than $0.01 per share.
(i)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(j)	For the period from March 13, 2018 (Date of Initial Public Investment) through May 31, 2018.
(k) Unaudited.

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Schedule of Investments
(Unaudited)

As of November 30, 2019
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 99.28%

Communication Services - 17.57%
Communication Services Select Sector SPDR ETF	151,121	$7,942,920
ETF Managers Trust Prime Mobile Payments ETF	109,889	5,404,341
		13,347,261
Consumer Discretionary - 14.21%
Amplify Online Retail ETF	48,677	2,401,280
Consumer Discretionary Select Sector SPDR ETF	68,569	8,395,588
		10,796,868
Health Care - 26.14%
Health Care Select Sector SPDR ETF	35,469	3,528,811
iShares Nasdaq Biotechnology ETF	61,893	7,405,498
iShares U.S. Medical Devices ETF	24,388	6,337,953
SPDR S&P Health Care Equipment ETF	30,369	2,591,387
		19,863,649
Industrials - 12.62%
Industrial Select Sector SPDR ETF	79,230	6,500,029
iShares U.S. Aerospace & Defense ETF	13,344	3,089,670
		9,589,699
Information Technology - 24.76%
iShares Expanded Technology Software ETF	30,006	6,961,242
iShares PHLX Semiconductor ETF	19,011	4,438,498
Technology Select Sector SPDR ETF	84,160	7,416,179
		18,815,919
Treasury Bond - 3.98%
iShares 7-10 Year Treasury Bond ETF	27,105	3,024,105

Total Exchange-Traded Products (Cost $73,290,205)		75,437,501

SHORT-TERM INVESTMENT - 17.02%
§ Fidelity Investments Money Market Government Portfolio -
Class I, 1.49%	12,932,811	12,932,811

Total Short-Term Investment (Cost $12,932,811)		12,932,811

Investments, at Value (Cost $86,223,016) - 116.30%		$88,370,312

Liabilities in Excess of Other Assets - (16.30)%		(12,384,314)

Net Assets - 100.00%		$75,985,998

§ Represents 7 day effective yield

		(Continued)

Cavalier Growth Opportunities Fund

Schedule of Investments
(Unaudited)

As of November 30, 2019

Summary of Investments
by Sector
	% of Net Assets	Value
Exchange-Traded Products:
Communication Services	17.57%	$13,347,261
Consumer Discretionary	14.21%	10,796,868
Health Care	26.14%	19,863,649
Industrials	12.62%	9,589,699
Information Technology	24.76%	18,815,919
Treasury Bond	3.98%	3,024,105
Short-Term Investment	17.02%	12,932,811
Liabilities in Excess of Other Assets	-16.30%	(12,384,314)
Total Net Assets	100.00%	$75,985,998

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2019

Assets:
Investments, at value (cost $86,223,016)	88,370,312
Receivables:
Fund shares sold	107,403
Dividends and interest	5,536
Prepaid expenses:
Registration and filing expenses	54,044
Transfer agent fees	4,030
Fund accounting fees	3,353
Insurance expenses	1,643
Trustee fees and meeting expenses	211
Administration fees	205
Compliance fees	45

Total assets	88,546,782

Liabilities:
Payables:
Investments purchased	12,486,344
Fund shares repurchased	12,430
Accrued expenses:
Advisory fees	44,839
Professional fees	11,151
Custody fees	4,535
Distribution and service fees - Class C Shares and Class A Shares	807
Security pricing fees	379
Shareholder fulfillment fees	246
Miscellaneous expenses	53

Total liabilities	12,560,784

Net Assets	$75,985,998

Net Assets Consist of:
Paid in capital	$71,467,110
Distributable earnings	4,518,888

Total Net Assets	$75,985,998

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$74,333,289
Net Asset Value, Offering Price and Redemption Price Per Share	17.40

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$1,139,625
Net Asset Value, Offering Price and Redemption Price Per Share (a)	16.46

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$513,084
Net Asset Value and Redemption Price Per Share	9.56
Maximum Offering Price Per Share ($9.56 ÷ 95.50%)(b)	10.01

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).
(b) The Fund charges a 4.50% maximum sales load on all initial purchases.

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2019

Investment Income:
Dividends	$538,090

Total Investment Income	538,090

Expenses:
Advisory fees (note 2)	327,055
Registration and filing expenses	32,897
Administration fees (note 2)	32,706
Fund accounting fees (note 2)	22,688
Transfer agent fees (note 2)	22,324
Professional fees	20,569
Shareholder fulfillment fees	15,217
Custody fees (note 2)	10,381
Distribution and service fees - Class C Shares (note 4)	5,430
Trustee fees and meeting expenses (note 3)	4,468
Compliance fees (note 2)	3,986
Security pricing fees	1,693
Insurance expenses	1,506
Miscellaneous expenses (note 2)	953
Distribution and service fees - Class A Shares (note 4)	453

Total Expenses	502,325

Fees waived by Advisor (note 2)	(87,622)

Net Expenses	414,703

Net Investment Income	123,387

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	4,036,217
Net change in unrealized appreciation on investments	2,831,435

Net Realized and Unrealized Gain on Investments	6,867,652

Net Increase in Net Assets Resulting from Operations	$6,991,039

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2019 (a)	2019

Operations:
Net investment income			$123,387	$30,074
Net realized gain (loss) from investment transactions			4,036,217	(1,661,247)
Net change in unrealized appreciation (depreciation) on investments			2,831,435	(1,734,642)

Net Increase (Decrease) in Net Assets Resulting from Operations			6,991,039	(3,365,815)

Distributions to Shareholders:
Institutional Class Shares			-	(3,319,485)
Class C Shares			-	(62,223)
Class A Shares			-	(31,600)

Net Decrease in Net Assets Resulting from Distributions			-	(3,413,308)

Beneficial Interest Transactions:
Shares sold			22,018,156	44,727,013
Reinvested dividends and distributions			-	3,121,614
Shares repurchased			(7,416,256)	(25,543,618)

Net Increase from Beneficial Interest Transactions			14,601,900	22,305,009

Net Increase in Net Assets			21,592,939	15,525,886

Net Assets:
Beginning of Period			54,393,059	38,867,173
End of Period			$75,985,998	$54,393,059

	Period Ended		Year Ended
Share Information:	November 30, 2019 (a)		May 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,300,321	$21,792,941	2,672,772	$44,153,441
Reinvested dividends and distributions			226,320	3,028,157
Shares repurchased	(436,814)	(7,305,956)	(1,655,919)	(25,314,161)
Net Increase in Shares of
Beneficial Interest	863,507	$14,486,985	1,243,173	$21,867,437

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	3,368	$52,761	12,605	$202,623
Reinvested dividends and distributions			4,869	62,223
Shares repurchased	(2,622)	(41,118)	(13,164)	(213,778)
Net Increase in Shares of
Beneficial Interest	746	$11,643	4,310	$51,068

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	18,504	$172,454	39,711	$370,949
Reinvested dividends and distributions			4,244	31,234
Shares repurchased	(7,768)	(69,182)	(2,023)	(15,679)
Net Increase in Shares of
Beneficial Interest	10,736	$103,272	41,932	$386,504

(a) Unaudited.

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Financial Highlights
		Institutional Class Shares
For a share outstanding during each		November 30,		May 31,
of the fiscal years or period ended		2019	(e)	2019	2018	2017	2016

Net Asset Value, Beginning of Period		$15.55		$17.45	$14.56	$11.81	$13.13

Income (Loss) from Investment Operations:
	Net investment income (loss) (d)	0.03		0.01	(0.08)	0.05	0.05
	Net realized and unrealized gain (loss)
	on investments	1.82		(0.93)	2.99	2.73	(1.22)

Total from Investment Operations		1.85		(0.92)	2.91	2.78	(1.17)

Less Distributions From:
	Net investment income	-		(0.82)	(0.02)	(0.03)	-
	Net realized gains	-		(0.16)	-	-	(0.15)

Total Distributions		-		(0.98)	(0.02)	(0.03)	(0.15)

Net Asset Value, End of Period		$17.40		$15.55	$17.45	$14.56	$11.81

Total Return (a)		11.90%	(h)	(4.37)%	19.98%	23.53%	(8.92)%

Net Assets, End of Period (in thousands)		$74,333		$53,013	$37,778	$22,149	$8,113

Ratios of:
Gross Expenses to Average Net Assets (b)		1.50%	(g)	1.57%	1.81%	2.56%	1.22%
Net Expenses to Average Net Assets (b)		1.25%	(g)	1.27%	1.35%	1.24%	0.91%	(f)
Net Investment Income (Loss) to
	Average Net Assets (b)(c)	0.39%	(g)	0.08%	(0.52)%	0.39%	0.41%	(f)

Portfolio turnover rate		198.24%	(h)	268.30%	491.30%	439.72%	284.69%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Unaudited.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Financial Highlights
		Class C Shares
For a share outstanding during each		November 30,		May 31,
of the fiscal years or period ended		2019	(e)	2019	2018	2017	(g)	2016	(g)

Net Asset Value, Beginning of Period		$14.79		$16.81	$14.22	$11.61		$13.04

Income (Loss) from Investment Operations:
	Net investment loss (d)	(0.04)		(0.15)	(0.28)	(0.01)		(0.07)
	Net realized and unrealized gain (loss)
	on investments	1.71		(0.89)	2.89	2.65		(1.21)

Total from Investment Operations		1.67		(1.04)	2.61	2.64		(1.28)

Less Distributions From:
	Net investment income	-		(0.82)	(0.02)	(0.03)		-
	Net realized gains	-		(0.16)	-	-		(0.15)

Total Distributions		-		(0.98)	(0.02)	(0.03)		(0.15)

Net Asset Value, End of Period		$16.46		$14.79	$16.81	$14.22		$11.61

Total Return (a)		11.29%	(i)	(5.28)%	18.35%	22.73%		(9.84)%

Net Assets, End of Period (in thousands)		$1,140		$1,013	$1,079	$871		$6,160

Ratios of:
Gross Expenses to Average Net Assets (b)		2.50%	(h)	2.57%	2.81%	2.91%		2.22%
Net Expenses to Average Net Assets (b)		2.25%	(h)	2.27%	2.35%	2.14%		1.84%	(f)
Net Investment Loss to Average
	Net Assets (b)(c)	(0.53)%	(h)	(0.94)%	(1.80)%	(0.09)%		(0.56)%	(f)

Portfolio turnover rate		198.24%	(i)	268.30%	491.30%	439.72%		284.69%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Unaudited.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(h)	Annualized.
(i)	Not annualized.
See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Financial Highlights
	Class A Shares
For a share outstanding during the	November 30,		May 31,
fiscal year or periods ended	2019	(i)	2019	2018	(h)

Net Asset Value, Beginning of Period	$8.56		$10.15	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.01		(0.03)	(0.02)
Net realized and unrealized gain (loss)
on investments	0.99		(0.58)	0.17

Total from Investment Operations	1.00		(0.61)	0.15

Less Distributions From:
Net investment income	-		(0.82)	-
Net realized gains	-		(0.16)	-

Total Distributions	-		(0.98)	-

Net Asset Value, End of Period	$9.56		$8.56	$10.15

Total Return (f)	11.68%	(b)	(4.45)%	1.50%	(b)

Net Assets, End of Period (in thousands)	$513		$367	$10

Ratios of:
Gross Expenses to Average Net Assets (c)	1.75%	(a)	1.82%	2.00%	(a)
Net Expenses to Average Net Assets (c)	1.50%	(a)	1.52%	1.60%	(a)
Net Investment Income (Loss) to Average
Net Assets (c)(d)	0.13%	(a)	(0.28)%	(1.59)%	(a)

Portfolio turnover rate	198.24%	(b)	268.30%	491.30%	(b)(g)

(a) Annualized.
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f) Does not include impact of sales charge.
(g)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(h)	For a share outstanding during the period from April 16, 2018 (Date of Initial Public Investment) through May 31, 2018.
(i) Unaudited.

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2019
			Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 70.22%

Debt Funds - 70.22%
Goldman Sachs Access High Yield Corporate Bond ETF			252,000	$12,405,481
SPDR Bloomberg Barclays High Yield Bond ETF			24,330	2,635,912

Total Exchange-Traded Products (Cost $14,870,607)				15,041,393

COMMON STOCKS - 17.82%

Communication Services - 1.68%
* Alphabet, Inc. - Class C			275	358,864
				358,864
Consumer Discretionary - 3.42%
NIKE, Inc.			3,724	348,157
Starbucks Corp.			4,494	383,922
				732,079
Financials - 1.84%
Visa, Inc.			2,133	393,560
				393,560
Health Care - 1.86%
Zoetis, Inc.			3,308	398,680
				398,680
Information Technology - 7.25%
* Adobe, Inc.			1,239	383,508
Automatic Data Processing, Inc.			2,087	356,418
Microsoft Corp.			2,813	425,832
* Facebook, Inc. - Class A			1,925	388,157
				1,553,915
Materials - 1.77%
* O'Reilly Automotive, Inc.			859	379,918
				379,918

Total Common Stocks (Cost $3,393,840)				3,817,016

PREFERRED STOCKS - 11.67%	Interest	Maturity
	Rate	Date
Real Estate - 11.67%
* Preferred Apartment Communities, Inc.	5.750%	5/15/2020	1,500	1,500,000
* Preferred Apartment Communities, Inc.	5.750%	11/15/2020	1,000	1,000,000

Total Preferred Stocks (Cost $2,500,000)				2,500,000

SHORT-TERM INVESTMENT - 0.18%
§	Fidelity Investments Money Market Government Portfolio -
Class I, 1.49%			38,063	38,063

Total Short-Term Investment (Cost $38,063)				38,063

				(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2019
			Value (Note 1)

Investments, at Value (Cost $20,802,510) - 99.89%			$21,396,472

Other Assets Less Liabilities - 0.11%			23,954

Net Assets - 100.00%			$21,420,426

§ Represents 7 day effective yield
* Non-income producing investment

Summary of Investments
by Sector
	% of Net Assets	Value
Exchange-Traded Products	70.22%	$15,041,393
Common Stocks:
Communication Services	1.68%	358,864
Consumer Discretionary	3.42%	732,079
Financials	1.84%	393,560
Health Care	1.86%	398,680
Information Technology	7.25%	1,553,915
Materials	1.77%	379,918
Preferred Stocks	11.67%	2,500,000
Short-Term Investment	0.18%	38,063
Other Assets Less Liabilities	0.11%	23,954
Total Net Assets	100.00%	$21,420,426

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2019

Assets:
Investments, at value (cost $20,802,510)	$21,396,472
Receivables:
Dividends	3,622
Fund shares purchased	21,383
Prepaid expenses:
Registration and filing expenses	29,691
Fund accounting fees	2,805
Insurance expenses	1,253
Trustee fees and meeting expenses	119
Administration fees	97
Security pricing fees	53
Transfer agent fees	33

Total assets	21,455,528

Liabilities:
Payables:
Fund share repurchased	19,135
Accrued expenses:
Professional fees	8,328
Advisory fees	4,252
Shareholder fulfillment fees	2,283
Custody fees	579
Distribution and service fees - Class C Shares	468
Miscellaneous expenses	53
Compliance fees	4

Total liabilities	35,102

Net Assets	$21,420,426

Net Assets Consist of:
Paid in capital	$23,577,453
Accumulated deficit	(2,157,027)

Total Net Assets	$21,420,426

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	2,093,565
Net Assets	$20,783,825
Net Asset Value, Offering Price and Redemption Price Per Share	$9.93

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	64,715
Net Assets	$636,601
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.84

(a)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Operations
(Unaudited)
For the fiscal period ended November 30, 2019

Investment Income:
Dividends	$526,065

Total Investment Income	526,065

Expenses:
Advisory fees (note 2)	117,359
Registration and filing expenses	21,173
Professional fees	19,124
Fund accounting fees (note 2)	17,627
Transfer agent fees (note 2)	13,478
Administration fees (note 2)	12,094
Shareholder fulfillment fees	9,506
Trustee fees and meeting expenses (note 3)	4,560
Distribution and service fees - Class C Shares (note 4)	3,232
Custody fees (note 2)	3,070
Compliance fees	1,535
Security pricing fees	1,271
Miscellaneous expenses (note 2)	953
Insurance fees	794

Total Expenses	225,776

Fees waived by Advisor (note 2)	(76,382)

Net Expenses	149,394

Net Investment Income	376,669

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	16,777
Net change in unrealized appreciation on investments	616,918

Realized and Unrealized Gain on Investments	633,695

Net Increase in Net Assets Resulting from Operations	$1,010,364

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2019 (a)	2019

Operations:
Net investment income			$376,669	$1,245,422
Net realized gain (loss) from investment transactions			16,777	(875,319)
Net change in unrealized appreciation on investments			616,918	452,037

Net Increase in Net Assets Resulting from Operations			1,010,364	822,140

Distributions to Shareholders:
Institutional Class Shares			(351,311)	(1,402,632)
Class C Shares			(6,456)	(31,534)

Net Decrease in Net Assets Resulting from Distributions			(357,767)	(1,434,166)

Beneficial Interest Transactions:
Shares sold			8,247,662	4,287,596
Reinvested dividends and distributions			126,606	458,040
Shares repurchased			(12,717,066)	(13,301,177)

Net Decrease from Beneficial Interest Transactions			(4,342,798)	(8,555,541)

Net Decrease in Net Assets			(3,690,202)	(9,167,567)

Net Assets:
Beginning of Period			25,110,628	34,278,195
End of Period			$21,420,426	$25,110,628

	Period Ended		Year Ended
Share Information:	November 30, 2019 (a)		May 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	837,153	$8,247,662	439,329	$4,279,832
Reinvested dividends and distributions	12,177	120,150	44,118	426,506
Shares repurchased	(1,285,400)	(12,658,442)	(1,316,291)	(12,685,212)
Net Decrease in Shares of
Beneficial Interest	(436,070)	$(4,290,630)	(832,844)	$(7,978,874)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	817	$7,764
Reinvested dividends and distributions	660	6,456	3,291	31,534
Shares repurchased	(6,006)	(58,624)	(64,085)	(615,965)
Net Decrease in Shares of
Beneficial Interest	(5,346)	$(52,168)	(59,977)	$(576,667)

(a) Unaudited.

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2019	(e)	2019	2018	2017	2016

Net Asset Value, Beginning of Period	$9.66		$9.82	$10.20	$9.25	$9.63

Income (Loss) from Investment Operations
Net investment income (d)	0.31		0.39	0.42	0.27	0.27
Net realized and unrealized gain (loss)
on investments	0.11		(0.10)	(0.37)	0.88	(0.41)

Total from Investment Operations	0.42		0.29	0.05	1.15	(0.14)

Less Distributions From:
Net investment income	(0.15)		(0.45)	(0.43)	(0.20)	(0.20)
Net realized gains	-		-	-	-	(0.04)

Total Distributions	(0.15)		(0.45)	(0.43)	(0.20)	(0.24)

Net Asset Value, Period	$9.93		$9.66	$9.82	$10.20	$9.25

Total Return (a)	4.29%	(h)	3.02%	0.52%	12.45%	(1.40)%

Net Assets, End of Period (in thousands)	$20,784		$24,440	$33,016	$4,789	$7,392

Ratios of:
Gross Expenses to Average Net Assets (b)	1.88%	(g)	1.65%	2.88%	4.06%	2.00%
Net Expenses to Average Net Assets (b)	1.25%	(g)	1.25%	1.25%	1.40%	1.01%	(f)
Net Investment Income to Average Net Assets (b)(c)	3.22%	(g)	3.99%	4.18%	2.77%	2.89%	(f)

Portfolio turnover rate	24.81%	(h)	81.99%	13.23%	184.78%	327.01%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Unaudited.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g) Annualized.
(h) Not annualized.

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2019	(e)	2019	2018	2017	(g)	2016	(g)

Net Asset Value, Beginning of Period	$9.57		$9.71	$10.09	$9.22		$9.67

Income (Loss) from Investment Operations
Net investment income (d)	0.21		0.29	0.35	0.19		0.01
Net realized and unrealized gain (loss)
on investments	0.16		(0.10)	(0.40)	0.86		(0.26)

Total from Investment Operations	0.37		0.19	(0.05)	1.05		(0.25)

Less Distributions From:
Net investment income	(0.10)		(0.33)	(0.33)	(0.18)		(0.16)
Net realized gains	-		-	-	-		(0.04)

Total Distributions	(0.10)		(0.33)	(0.33)	(0.18)		(0.20)

Net Asset Value, Period	$9.84		$9.57	$9.71	$10.09		$9.22

Total Return (a)	3.75%	(i)	1.99%	(0.50)%	11.38%		(2.53)%

Net Assets, End of Period (in thousands)	$637		$670	$1,263	$1,515		$850

Ratios of:
Gross Expenses to Average Net Assets (b)	2.88%	(h)	2.65%	4.54%	5.48%		3.00%
Net Expenses to Average Net Assets (b)	2.25%	(h)	2.25%	2.25%	2.37%		2.21%	(f)
Net Investment Income to Average Net Assets (b)(c)	2.20%	(h)	3.01%	3.52%	1.93%		0.08%	(f)

Portfolio turnover rate	24.81%	(i)	81.99%	13.23%	184.78%		327.01%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Unaudited.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(h) Annualized.
(i) Not annualized.

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Schedule of Investments
(Unaudited)

As of November 30, 2019
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 96.79%

Fixed Income - 7.35%
iShares 1-3 Year Treasury Bond ETF		14,834	$1,257,478

Large-Cap - 55.26%
iShares Core S&P 500 ETF		15,050	4,756,703
iShares Edge MSCI Min Vol USA ETF		72,495	4,700,576
			9,457,279
Mid-Cap - 19.55%
iShares Core S&P Mid-Cap ETF		16,645	3,346,976

Small-Cap - 14.63%
iShares Russell 2000 ETF		15,479	2,503,419

Total Exchange-Traded Products (Cost $15,306,736)			16,565,152

SHORT-TERM INVESTMENT - 2.80%
§	Fidelity Investments Money Market Government Portfolio -
Class I, 1.49%		479,528	479,528

Total Short-Term Investment (Cost $479,528)			479,528

Investments, at Value (Cost $15,786,264) - 99.59%			$17,044,680

Other Assets Less Liabilities - 0.41%			69,586

Net Assets - 100.00%			$17,114,266

§ Represents 7 day effective yield

Summary of Investments
by Sector
	% of Net Assets	Value
Exchange-Traded Products:
Fixed Income	7.35%	$1,257,478
Large-Cap	55.26%	9,457,279
Mid-Cap	19.55%	3,346,976
Small-Cap	14.63%	2,503,419
Short-Term Investment	2.80%	479,528
Other Assets Less Liabilities	0.41%	69,586
Total Net Assets	100.00%	$17,114,266

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2019

Assets:
Investments, at value (cost $15,786,264)	$17,044,680
Receivables:
Dividends	419
Fund shares sold	39,657
Due from Advisor	14,225
Prepaid expenses:
Registration and filing expenses	23,630
Fund accounting fees	3,339
Insurance expenses	711
Trustee fees and meeting expenses	169
Administration fees	99
Security pricing fees	76

Total assets	17,127,005

Liabilities:
Accrued expenses:
Professional fees	7,916
Shareholder fulfillment fees	2,458
Custody fees	1,264
Distribution and service fees - Class C and Class A Shares	685
Transfer agent fees	306
Compliance fees	57
Miscellaneous expenses	53

Total liabilities	12,739

Total Net Assets	$17,114,266

Net Assets Consist of:
Paid in capital	$15,777,708
Distributable earnings	1,336,558

Total Net Assets	$17,114,266

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,237,760
Net Assets	$16,206,118
Net Asset Value, Offering Price and Redemption Price Per Share	$13.09

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	72,071
Net Assets	$881,289
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.23

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	2,998
Net Assets	$26,859
Net Asset Value and Redemption Price Per Share	$8.96
Maximum Offering Price Per Share ($8.96 ÷ 95.50%)(b)	9.38

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).
(b) The Fund charges a 4.50% maximum sales load on all initial purchases.

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2019

Investment Income:
Dividends	$156,891

Total Investment Income	156,891

Expenses:
Advisory fees (note 2)	80,970
Professional fees	22,267
Registration and filing expenses	20,986
Fund accounting fees (note 2)	20,227
Transfer agent fees (note 2)	18,705
Administration fees (note 2)	11,901
Shareholder fulfillment fees	8,943
Trustee fees and meeting expenses (note 3)	4,510
Distribution and service fees - Class C Shares (note 4)	4,251
Custody fees (note 2)	3,523
Compliance fees (note 2)	1,588
Insurance fees	988
Miscellaneous expenses (note 2)	953
Security pricing fees	847
Distribution and service fees - Class A Shares (note 4)	28

Total Expenses	200,687

Fees waived and reimbursed by Advisor (note 2)	(95,195)

Net Expenses	105,492

Net Investment Income	51,399

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	68,404
Net change in unrealized appreciation on investments	1,509,939

Net Realized and Unrealized Gain on Investments	1,578,343

Net Increase in Net Assets Resulting from Operations	$1,629,742

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2019 (a)	2019

Operations:
Net investment income			$51,399	$85,112
Net realized gain from investment transactions			68,404	1,043,773
Net change in unrealized appreciation (depreciation) on investments			1,509,939	(1,101,998)

Net Increase in Net Assets Resulting from Operations			1,629,742	26,887

Distributions to Shareholders:
Institutional Class Shares			-	(1,826,607)
Class C Shares			-	(110,557)
Class A Shares			-	(2,848)

Net Decrease in Net Assets Resulting from Distributions			-	(1,940,012)

Beneficial Interest Transactions:
Shares sold			2,092,287	9,679,176
Reinvested dividends and distributions			-	1,484,636
Shares repurchased			(2,217,391)	(3,940,082)

Net Increase (Decrease) from Beneficial Interest Transactions			(125,104)	7,223,730

Net Increase in Net Assets			1,504,638	5,310,605

Net Assets:
Beginning of Period			15,609,628	10,299,023
End of Period			$17,114,266	$15,609,628

	Period Ended		Year Ended
Share Information:	November 30, 2019 (a)		May 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	164,449	$2,083,430	729,098	$9,379,569
Reinvested dividends and distributions	-	-	123,757	1,371,231
Shares repurchased	(174,710)	(2,204,621)	(298,386)	(3,737,778)
Net Increase (Decrease) in Shares of
Beneficial Interest	(10,261)	$(121,191)	554,469	$7,013,022

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	43	$510	21,759	$273,823
Reinvested dividends and distributions	-	-	10,580	110,557
Shares repurchased	(1,087)	(12,770)	(15,145)	(193,113)
Net Increase in Shares of
Beneficial Interest	(1,044)	$(12,260)	17,194	$191,267

Class A Shares	Shares	Amount	Shares (b)	Amount (b)
Shares sold	1,000	$8,347	2,586	$25,784
Reinvested dividends and distributions	-	-	375	2,848
Shares repurchased	-	-	(963)	(9,191)
Net Increase in Shares of
Beneficial Interest	1,000	$8,347	1,998	$19,441

(a) Unaudited.
(b)			For the period from October 18, 2018 (Date of Initial Public Investment) through May 31, 2019.

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2019	(d)	2019	2018	2017	2016

Net Asset Value, Beginning of Period	$11.84		$13.79	$12.30	$11.00	$12.09

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.04		0.09	0.02	(0.01)	(0.00)	(f)
Net realized and unrealized gain (loss)
on investments	1.21		(0.29)	1.68	1.31	(0.71)

Total from Investment Operations	1.25		(0.20)	1.70	1.30	(0.71)

Less Distributions From:
Net investment income	-		(0.04)	-	-	-
Net realized gains	-		(1.71)	(0.21)	-	(0.38)

Total Distributions	-		(1.75)	(0.21)	-	(0.38)

Net Asset Value, End of Period	$13.09		$11.84	$13.79	$12.30	$11.00

Total Return (g)	10.56%	(i)	(0.55)%	13.87%	11.82%	(5.89)%

Net Assets, End of Period (in thousands)	$16,206		$14,781	$9,562	$9,178	$3,920

Ratios of:
Gross Expenses to Average Net Assets (a)	2.40%	(h)	2.65%	3.08%	4.87%	3.92%
Net Expenses to Average Net Assets (a)	1.25%	(h)	1.25%	1.25%	1.41%	1.20%	(e)
Net Investment Income (Loss) to Average
Net Assets (a)(b)	0.68%	(h)	0.70%	0.18%	(0.09)%	(0.02)%	(e)

Portfolio turnover rate	11.60%	(i)	159.92%	163.22%	190.49%	173.62%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d) Unaudited.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f) Less than $0.01 per share.
(g)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(h) Annualized.
(i) Not annualized.

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2019	(d)	2019	2018	2017	(f)	2016	(f)

Net Asset Value, Beginning of Period	$11.12		$13.18	$11.88	$10.73		$11.91

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	(0.02)		(0.03)	(0.10)	(0.12)		(0.12)
Net realized and unrealized gain (loss)
on investments	1.13		(0.28)	1.61	1.27		(0.68)

Total from Investment Operations	1.11		(0.31)	1.51	1.15		(0.80)

Less Distributions From:
Net investment income	-		(0.04)	-	-		-
Net realized gains	-		(1.71)	(0.21)	-		(0.38)

Total Distributions	-		(1.75)	(0.21)	-		(0.38)

Net Asset Value, End of Period	$12.23		$11.12	$13.18	$11.88		$10.73

Total Return (g)	9.98%	(i)	(1.47)%	12.75%	10.72%		(6.75)%

Net Assets, End of Period (in thousands)	$881		$813	$737	$643		$381

Ratios of:
Gross Expenses to Average Net Assets (a)	3.40%	(h)	3.67%	4.09%	5.85%		5.25%
Net Expenses to Average Net Assets (a)	2.25%	(h)	2.25%	2.25%	2.44%		2.27%	(e)
Net Investment Income (Loss) to Average
Net Assets (a)(b)	(0.30)%	(h)	(0.25)%	(0.82)%	(1.06)%		(1.05)%	(e)

Portfolio turnover rate	11.60%	(i)	159.92%	163.22%	190.49%		173.62%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d) Unaudited.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(g)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns basedupon those net asset values may differ from the net asset values and returns for shareholder transactions.

(h) Annualized.
(i) Not annualized.

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Financial Highlights
	Class A Shares
For a share outstanding during	November 30,		May 31,
the fiscal periods ended	2019	(h)	2019	(i)

Net Asset Value, Beginning of Period	$8.11		$10.00

Income (Loss) from Investment Operations:
Net investment income (c)	0.02		0.02
Net realized and unrealized (gain) loss
on investments	0.83		(0.16)

Total from Investment Operations	0.85		(0.14)

Less Distributions From:
Net investment income	-		(0.04)
Net realized gains	-		(1.71)

Total Distributions	-		(1.75)

Net Asset Value, End of Period	$8.96		$8.11

Total Return (e)(g)	10.48%		(0.18)%

Net Assets, End of Period (in thousands)	$27		$16

Ratios of:
Gross Expenses to Average Net Assets (a)(d)	2.65%		2.96%
Net Expenses to Average Net Assets (a)(d)	1.50%		1.50%
Net Investment Income to Average
Net Assets (a)(b)(d)	0.35%		0.43%

Portfolio turnover rate (e)	11.60%		159.92%	(f)

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Calculated using the average shares method.
(d) Annualized.
(e) Not annualized.
(f)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(g) Does not include impact of sales charge.
(h) Unaudited.
(i)	For a share outstanding during the period from October 18, 2018 (Date of Initial Public Investment) through May 31, 2019.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of November 30, 2019
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 97.53%

Communication Services - 7.10%

Communication Services Select Sector SPDR Fund		50,924	$2,676,565

Consumer Discretionary - 7.07%
Consumer Discretionary Select Sector SPDR Fund		21,758	2,664,050

Consumer Staples - 7.10%
Consumer Staples Select Sector SPDR Fund		43,143	2,674,866

Financials - 14.22%
Financial Select Sector SPDR Fund		88,855	2,678,134
Vanguard Financials ETF		35,739	2,678,995
			5,357,129
Health Care - 7.19%
Health Care Select Sector SPDR Fund		27,248	2,710,904

Industrials - 7.00%
Industrial Select Sector SPDR Fund		32,125	2,635,535

Large-Cap - 26.59%
Invesco QQQ ETF		13,048	2,676,145
iShares Edge MSCI Minimum Volatility USA ETF		84,996	5,511,141
S&P 500 ETF Trust		5,837	1,834,744
			10,022,030
Real Estate - 7.07%
iShares U.S. Real Estate ETF		28,597	2,665,240

Technology - 14.19%
Technology Select Sector SPDR Fund		30,329	2,672,592
Vanguard Information Technology ETF		11,333	2,676,288
			5,348,880

Total Exchange-Traded Products (Cost $35,148,161)			36,755,199

Investments, at Value (Cost $35,148,161) - 97.53%			$36,755,199

Other Assets Less Liabilities - 2.47%			931,877

Net Assets - 100.00%			$37,687,076

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	97.53%	$36,755,199
Other Assets Less Liabilities	2.47%	931,877
Total Net Assets	100.00%	$37,687,076

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2019

Assets:
Investments, at value (cost $35,148,161)	$36,755,199
Receivables:
Fund shares sold	1,157,066
Dividends	594
Prepaid expenses:
Registration and filing expenses	31,153
Fund accounting fees	3,373
Transfer Agent fees	2,345
Insurance expenses	1,447
Compliance fees	776
Administration fees	399
Trustee fees and meeting expenses	108

Total assets	37,952,460

Liabilities:
Due to custodian	237,001
Payables:
Fund shares repurchased	905
Accrued expenses:
Advisory fees	12,529
Professional fees	11,444
Shareholder fulfillment fees	1,164
Custody fees	1,112
Distribution and service fees - Class C Shares and Class A Shares	1,110
Security pricing fees	66
Miscellaneous expenses	53

Total liabilities	265,384

Total Net Assets	$37,687,076

Net Assets Consist of:
Paid in capital	$41,098,787
Accumulated deficit	(3,411,711)

Total Net Assets	$37,687,076

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	2,894,409
Net Assets	$35,802,863
Net Asset Value, Offering Price and Redemption Price Per Share	$12.37

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	148,248
Net Assets	$1,714,366
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.56

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	18,945
Net Assets	$169,847
Net Asset Value and Redemption Price Per Share	$8.97
Maximum Offering Price Per Share ($8.97 ÷ 95.50%)(b)	$9.39
(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

(b) The Fund charges a 4.50% maximum sales load on all initial purchases.
See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2019

Investment Income:
Dividends	$419,584

Total Investment Income	419,584

Expenses:
Advisory fees (note 2)	258,668
Administration fees (note 2)	25,867
Registration and filing expenses	24,220
Fund accounting fees (note 2)	22,004
Professional fees	20,756
Transfer agent fees (note 2)	18,436
Shareholder fulfillment fees	17,943
Custody fees (note 2)	14,821
Distribution and service fees - Class C Shares (note 4)	9,241
Compliance fees (note 2)	7,337
Trustee fees and meeting expenses (note 3)	4,571
Insurance expenses	2,451
Security pricing fees	1,252
Miscellaneous expenses (note 2)	953
Distribution and service fees - Class A Shares (note 4)	219

Total Expenses	428,739

Fees waived by Advisor (note 2)	(95,943)

Net Expenses	332,796

Net Investment Income	86,788

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	1,878,804
Net change in unrealized appreciation on investments	1,050,704

Net Realized and Unrealized Gain on Investments	2,929,508

Net Increase in Net Assets Resulting from Operations	$3,016,296

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2019 (a)	2019

Operations:
Net investment income			86,788	1,158,165
Net realized gain from investment transactions			1,878,804	2,702,316
Net change in unrealized appreciation (depreciation) on investments			1,050,704	(11,024,131)

Net Increase (Decrease) in Net Assets Resulting from Operations			3,016,296	(7,163,650)

Distributions to Shareholders:
Institutional Class Shares			-	(14,746,142)
Class C Shares			-	(272,011)
Class A Shares			-	(22,986)

Net Decrease in Net Assets Resulting from Distributions			-	(15,041,139)

Beneficial Interest Transactions:
Shares sold			5,714,881	28,468,690
Reinvested dividends and distributions			-	11,863,603
Shares repurchased			(45,023,162)	(75,942,180)

Decrease from Beneficial Interest Transactions			(39,308,281)	(35,609,887)

Net Decrease in Net Assets			(36,291,985)	(57,814,676)

Net Assets:
Beginning of Period			73,979,061	131,793,737
End of Period			$37,687,076	$ 73,979,061

	Period Ended		Year Ended
Share Information:	November 30, 2019 (a)		May 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	478,876	$5,706,073	2,085,624	$27,901,931
Reinvested dividends and distributions	-	-	1,102,956	11,570,005
Shares repurchased	(3,759,089)	(44,501,330)	(6,389,589)	(75,002,169)
Net Decrease in Shares of
Beneficial Interest	(3,280,213)	(38,795,257)	(3,201,009)	$(35,530,233)
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	43	$468	24,582	$327,660
Reinvested dividends and distributions	-	-	27,476	272,011
Shares repurchased	(41,211)	(457,309)	(68,762)	(876,107)
Net Decrease in Shares of
Beneficial Interest	(41,168)	$(456,841)	(16,704)	$(276,436)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,016	$8,340	24,642	$239,099
Reinvested dividends and distributions	-	-	2,833	21,587
Shares repurchased	(7,646)	(64,523)	(6,400)	(63,904)
Net Increase (Decrease) in Shares of
Beneficial Interest	(6,630)	$(56,183)	21,075	$196,782

(a) Unaudited.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2019	(e)	2019	2018	2017	2016

Net Asset Value, Beginning of Period	$11.61		$13.76	$12.78	$11.26	$12.23

Income (Loss) from Investment Operations:
Net investment income (loss)(d)	0.02		0.13	0.09	0.08	(0.00)	(g)
Net realized and unrealized gain (loss)
on investments	0.74		(0.75)	0.97	1.44	(0.66)

Total from Investment Operations	0.76		(0.62)	1.06	1.52	(0.66)

Less Distributions From:
Net investment income	-		(0.10)	(0.08)	-	-
Net realized gains	-		(1.43)	-	-	(0.31)

Total Distributions	-		(1.53)	(0.08)	-	(0.31)

Net Asset Value, End of Period	$12.37		$11.61	$13.76	$12.78	$11.26

Total Return (a)	6.55%	(i)	(3.38)%	8.28%	13.50%	(5.41)%

Net Assets, End of Period (in thousands)	$35,803		$71,697	$129,034	$89,872	$81,866

Ratios of:
Gross Expenses to Average Net Assets (b)	1.62%	(h)	1.34%	1.30%	1.41%	1.42%
Net Expenses to Average Net Assets (b)	1.25%	(h)	1.25%	1.25%	1.40%	1.26%	(f)
Net Investment Income (Loss) to Average
Net Assets (b)(c)	0.37%	(h)	1.03%	0.66%	0.64%	(0.03)%	(f)

Portfolio turnover rate	361.17%	(i)	379.14%	80.28%	166.56%	633.50%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Unaudited.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g) Less than $0.01 per share.
(h) Annualized.
(i) Not annualized.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2019	(e)	2019	2018	2017	(g)	2016	(g)

Net Asset Value, Beginning of Period	$10.91		$13.16	$12.36	$10.99		$12.06

Income (Loss) from Investment Operations:
Net investment loss (d)	(0.04)		(0.01)	(0.04)	(0.02)		(0.11)
Net realized and unrealized gain (loss)
on investments	0.69		(0.71)	0.92	1.39		(0.65)

Total from Investment Operations	0.65		(0.72)	0.88	1.37		(0.76)

Less Distributions From:
Net investment income	-		(0.10)	(0.08)	-		-
Net realized gains	-		(1.43)	-	-		(0.31)

Total Distributions	-		(1.53)	(0.08)	-		(0.31)

Net Asset Value, End of Period	$11.56		$10.91	$13.16	$12.36		$10.99

Total Return (a)	5.96%	(i)	(4.35)%	7.10%	12.47%		(6.33)%

Net Assets, End of Period (in thousands)	$1,714		$2,066	$2,713	$2,076		$7,823

Ratios of:
Gross Expenses to Average Net Assets (b)	2.62%	(h)	2.34%	2.30%	2.41%		2.41%
Net Expenses to Average Net Assets (b)	2.25%	(h)	2.25%	2.25%	2.40%		2.25%	(f)
Net Investment Loss to Average
Net Assets (b)(c)	(0.65)%	(h)	(0.10)%	(0.32)%	(0.14)%		(0.99)%	(f)

Portfolio turnover rate	361.17%	(i)	379.14%	80.28%	166.56%		633.50%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Unaudited.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(h) Annualized.
(i) Not annualized.
See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights
	Class A Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or periods ended	2019	(j)	2019	2018	(i)

Net Asset Value, Beginning of Period	$8.42		$10.49	$10.00

Income from Investment Operations:
Net investment income (loss) (f)	0.00	(k)	0.05	(0.02)
Net realized and unrealized gain (loss) on investments	0.55		(0.59)	0.51

Total from Investment Operations	0.55		(0.54)	0.49

Less Distributions From:
Net investment income	-		(0.10)	-
Net realized gains	-		(1.43)	-

Total Distributions	-		(1.53)	-

Net Asset Value, End of Period	$8.97		$8.42	$10.49

Total Return (c)(g)	6.53%	(b)	(3.69)%	4.90%	(b)

Net Assets, End of Period (in thousands)	$170		$215	$47

Ratios of:
Gross Expenses to Average Net Assets (d)	1.87%	(a)	1.59%	1.61%	(a)
Net Expenses to Average Net Assets (d)	1.50%	(a)	1.50%	1.50%	(a)
Net Investment Income (Loss) to Average Net Assets (d)(e)	0.11%	(a)	0.55%	(1.49)%	(a)

Portfolio turnover rate	361.17%	(b)	379.14%	80.28%	(b)(h)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Calculated using the average shares method.
(g) Does not include impact of sales charge.
(h)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(i)	For a share outstanding during the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2018.
(j) Unaudited.
(k) Less than $0.01 per share.

See Notes to Financial Statements

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2019

1.       Organization and Significant Accounting Policies

The Cavalier Funds (“Funds”) are series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is a separate, diversified series of the Trust.

The Cavalier Adaptive Income Fund seeks to achieve its investment objective of total return by investing primarily in fixed income securities.
The Cavalier Fundamental Growth Fund seeks to achieve its investment objective of capital appreciation by principally investing in stocks that the portfolio manager believes to have above-average growth potential relative to their peers.
The Cavalier Growth Opportunities Fund seeks to achieve its investment objective of capital appreciation by investing in exchange-traded funds (“ETFs”) that are registered under the 1940 Act and not affiliated with the Fund that invest in equity securities of issuers from a number of countries throughout the world.
The Cavalier Hedged High Income Fund seeks to achieve its investment objective of current income and real return by investing other investment companies, including mutual and ETFs that are registered under the 1940 Act and not affiliated with the Fund or making direct investments in portfolio securities based upon institutional research.
The Cavalier Tactical Economic Fund seeks to achieve its investment objective of total return by investing in ETFs as well as other funds that are registered under the 1940 Act and not affiliated with the Fund.
The Cavalier Tactical Rotation Fund seeks to achieve its investment objective of capital appreciation by investing in ETFs that are registered under the 1940 Act and not affiliated with the Fund.
Each Fund currently has an unlimited number of authorized shares, which are divided into three classes – Institutional Class Shares, Class C Shares, and Class A Shares.  Each class of shares has equal rights to assets of the Funds, and the classes are identical except for differences in ongoing distribution and service fees.
The Class C Shares and Class A Shares are subject to distribution plan fees as described in Note 4.  Each Fund’s Class C Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of the purchase date.  This amount is paid to Capital Investment Group, Inc. (the “Distributor”).  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Class C Shares held longer than seven years will automatically convert into Institutional Class Shares.  Class A Shares have an initial sales charge of 4.50%, but there is no automatic conversion of Class A Shares into any other Class of Shares.
As of November 30, 2019, the Cavalier Fundamental Growth Fund, the Cavalier Growth Opportunities Fund, the Cavalier Tactical Economic Fund, and the Cavalier Tactical Rotation Fund were the only Funds with active Class A Shares.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2019

The Date of Initial Public Investment for each Fund and Class of Shares is as follows:
Fund	Institutional Class Shares	Class C Shares	Class A Shares
Cavalier Adaptive Income Fund	October 2, 2009	February 25, 2011	-
Cavalier Fundamental Growth Fund	October 17, 2013	November 4, 2013	March 13, 2018
Cavalier Growth Opportunities Fund	September 20, 2012	September 26, 2012	April 16, 2018
Cavalier Hedged High Income Fund	September 20, 2012	September 26, 2012	-
Cavalier Tactical Economic Fund	September 20, 2012	September 26, 2012	October 18, 2018
Cavalier Tactical Rotation Fund	September 20, 2012	September 26, 2012	April 2, 2018

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation
Each Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund’s net asset value calculation) or which cannot be accurately valued using each Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”).  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using each Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Underlying Funds
Open-End Funds - Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the open-end funds. Open-end funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Each Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments)

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of November 30, 2019 for each Fund’s investments measured at fair value:

Cavalier Adaptive Income Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Preferred Stock	$500,000	$-	$500,000 -	$-
Asset-Backed Securities	4,344,707	-	4,344,707	-
Collateralized Mortgage Obligations	39,155,889	-	39,155,689	-
U.S. Treasury Note	2,002,102	-	2,002,102	-
Short-Term Investment	3,506,183	3,506,183	-	-
Total Assets	$49,508,681	$3,506,183	$46,002,498	$-

Cavalier Fundamental Growth Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$86,228,627	$86,228,627	$-	$-
Total Assets	$86,228,627	$86,228,627	$-	$-

Cavalier Growth Opportunities Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$75,437,501	$75,437,501	$-	$-
Short-Term Investment	12,932,811	12,932,811	-	-
Total Assets	$88,370,312	$88,370,312	$-	$-

Cavalier Hedged High Income Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$15,041,393	$15,041,393	$-	$-
Common Stocks*	3,817,016	3,817,016	-	-
Preferred Stocks*	2,500,000	-	2,500,000	-
Short-Term Investment	38,063	38,063	-	-
Total Assets	$21,396,472	$18,896,472	$2,500,000 -	$-
(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2019

Cavalier Tactical Economic Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$16,565,152	$16,565,152	$-	$-
Short-Term Investment	479,528	479,528	-	-
Total Assets	$17,044,680	$17,044,680	$-	$-

Cavalier Tactical Rotation Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$36,755,199	$36,755,199	$-	$-
Total Assets	$36,755,199	$36,755,199	$-	$-
*Refer to the Schedules of Investments for a breakdown by sector.
(a) The Funds held no Level 3 securities during the fiscal period ended November 30, 2019.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Funds may declare and distribute dividends from net investment income (if any) monthly.  Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise continue to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.       Transactions with Related Parties and Service Providers

Advisor
Each Fund pays a monthly advisory fee to Cavalier Investments, LLC (the “Advisor”) based upon the average daily net assets and calculated at an annual rate.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2019

See the table below for the advisory fee rates and amounts earned by the Advisor from each Fund during fiscal period ended November 30, 2019:

Fund	Advisory Fee Rate June 1, 2019 - November 30, 2019	Amount Earned	Amount Waived by Advisor	Expenses Reimbursed by Advisor
Cavalier Adaptive Income Fund	1.00%	$ 193,654	$ 101,871	$ -
Cavalier Fundamental Growth Fund	1.00%	424,441	70,834	-
Cavalier Growth Opportunities Fund	1.00%	327,055	87,622	-
Cavalier Hedged High Income Fund	1.00%	117,359	76,382	-
Cavalier Tactical Economic Fund	1.00%	80,970	80,970	14,225
Cavalier Tactical Rotation Fund	1.00%	258,668	95,943	-

The Advisor has engaged sub-advisors to provide day to day portfolio management for some of the Funds.  Each sub-advisor is paid directly by the Advisor based upon the average daily net assets and calculated at an annual rate. See the table below for the sub-advisory fee rates and amounts paid by the Advisor to the Sub-Advisor for each sub-advised Fund during the fiscal period ended November 30, 2019:

Fund	Sub-Advisors	Sub-Advisory Fee Rate	Sub-Advisory Fee Received
Cavalier Adaptive Income Fund	Buckhead Capital Management, LLC	0.10% (on AUM above $10M) and 0.32% (on AUM over $20M)	$ 30,684

Cavalier Fundamental Growth Fund	Navellier & Associates, Inc.	0.30% (on AUM over $20M)	98,070

Cavalier Growth Opportunities Fund	Bluestone Capital Management, LLC	0.30%	98,915

Cavalier Tactical Rotation Fund	Julex Capital Management, LLC	0.20%	51,741

All Due from Advisor amounts indicated in each Fund’s Statement of Assets and Liabilities were received on December 16, 2019.
Expense Limitation
The Advisor entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Funds, under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than the following percentages of the average daily net assets of the Institutional Class Shares, Class C Shares, and Class A Shares of the Funds:

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2019

Fund	Institutional Class Shares	Class C Shares	Class A Shares
Cavalier Adaptive Income Fund	1.25%	2.25%	1.50%
Cavalier Fundamental Growth Fund	1.25%	2.25%	1.50%
Cavalier Growth Opportunities Fund*	1.25%	2.25%	1.50%
Cavalier Hedged High Income Fund	1.25%	2.25%	1.50%
Cavalier Tactical Economic Fund	1.25%	2.25%	1.50%
Cavalier Tactical Rotation Fund	1.25%	2.25%	1.50%

Administrator
Each Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month. The Administrator also receives a fee as to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous reporting expense for peer group, comparative analysis, and compliance support totaling $150 per month.
A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (base fee) (monthly fee)	Fund Accounting Fees (asset-based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250 plus $500/additional share class	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%

The Fund incurred the following amounts in Administration fees for the fiscal period ended November 30, 2019:

Fund
Cavalier Adaptive Income Fund	$ 19,689
Cavalier Fundamental Growth Fund	42,444
Cavalier Growth Opportunities Fund	32,705
Cavalier Hedged High Income Fund	12,094
Cavalier Tactical Economic Fund	11,901
Cavalier Tactical Rotation Fund	25,867

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2019

The Funds incurred the following amounts in Fund Accounting fees for the fiscal period ended November 30, 2019:

Fund
Cavalier Adaptive Income Fund	$ 18,337
Cavalier Fundamental Growth Fund	23,662
Cavalier Growth Opportunities Fund	22,688
Cavalier Hedged High Income Fund	17,627
Cavalier Tactical Economic Fund	20,227
Cavalier Tactical Rotation Fund	22,004

The Funds incurred the following amounts in Custody fees for the fiscal period ended November 30, 2019:

Fund
Cavalier Adaptive Income Fund	$ 9,588
Cavalier Fundamental Growth Fund	11,325
Cavalier Growth Opportunities Fund	10,381
Cavalier Hedged High Income Fund	3,070
Cavalier Tactical Economic Fund	3,523
Cavalier Tactical Rotation Fund	14,821

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Funds for their services pursuant to the Compliance Services agreement with the Funds.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Funds pursuant to the Transfer Agent’s fee arrangements with the Funds.
The Transfer Agent fees disclosed on the Statement of Operations for the Funds include fees paid by the Transfer Agent to a Sub-Transfer Agent for certain services.
The Funds incurred the following amounts in Transfer Agent fees for the fiscal period ended November 30, 2019:

Fund
Cavalier Adaptive Income Fund	$ 13,478
Cavalier Fundamental Growth Fund	27,585
Cavalier Growth Opportunities Fund	22,324
Cavalier Hedged High Income Fund	13,478
Cavalier Tactical Economic Fund	18,705
Cavalier Tactical Rotation Fund	18,436

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2019

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Funds pursuant to the Funds’ fee arrangements with the Distributor.

3.       Trustees and Officers
The Board of Trustees is responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) will receive $2,000 each year from each Fund.  The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.
Certain officers of the Trust may also be officers of the Administrator.

4.       Distribution and Service Fees

The Board of Trustees, including a majority of the Independent Trustees, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Class C Shares and Class A Shares. The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Class C Shares and 0.25% per annum of the average daily net assets of the Class A Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class C Shares or Class A Shares or servicing of Class C or Class A shareholder accounts.
See the table below for the Distribution and Service Fees of the Class C Shares and Class A Shares for each Fund during the fiscal period ended November 30, 2019:

Fund	Amount Incurred
	Class C Shares	Class A Shares
Cavalier Adaptive Income Fund	$ 20,673	$ -
Cavalier Fundamental Growth Fund	13,308	817
Cavalier Growth Opportunities Fund	5,430	453
Cavalier Hedged High Income Fund	3,232	-
Cavalier Tactical Economic Fund	4,251	28
Cavalier Tactical Rotation Fund	9,241	219

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2019

5.       Purchases and Sales of Investment Securities

For the fiscal period ended November 30, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Cavalier Adaptive Income Fund	$ 33,550,892	$ 7,707,001
Cavalier Fundamental Growth Fund	22,981,889	28,114,782
Cavalier Growth Opportunities Fund	141,023,618	120,342,354
Cavalier Hedged High Income Fund	10,332,209	4,497,125
Cavalier Tactical Economic Fund	1,855,287	2,182,437
Cavalier Tactical Rotation Fund	174,211,582	214,267,644

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal period ended November 30, 2019.

6.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.
Management has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of November 30, 2019, open taxable years consisted of the taxable years ended May 31, 2017 through May 31, 2019.  No examination of tax returns is currently in progress for any of the Funds.
Distributions during the fiscal year or period ended November 30, 2019 and May 31, 2019 were characterized for tax purposes as follows:

		Distributions from
Fund	Fiscal year or period ended	Ordinary Income	Long-Term Capital Gains
Cavalier Adaptive Income Fund	11/30/2019	$ 678,005	$ -
	05/31/2019	454,738	-
Cavalier Fundamental Growth Fund	11/30/2019	-	-
	05/31/2019	1,046,710	5,804,179
Cavalier Growth Opportunities Fund	11/30/2019	-	-
	05/31/2019	2,848,714	564,594
Cavalier Hedged High Income Fund	11/30/2019	357,767	-
	05/31/2019	1,434,166	-
Cavalier Tactical Economic Fund	11/30/2019	-	-
	05/31/2019	1,149,074	790,938
Cavalier Tactical Rotation Fund	11/30/2019	-	-
	05/31/2019	949,396	14,091,743

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2019

At November 30, 2019, the tax-basis cost of investments and components of distributable earnings were as follows:

	Cavalier Adaptive Income Fund	Cavalier Fundamental Growth Fund	Cavalier Growth Opportunities Fund
Cost of Investments	$49,453,605	$67,948,642	$86,223,016

Gross Unrealized Appreciation	495,631	19,760,252	2,166,765
Gross Unrealized Depreciation	(440,555)	(1,480,267)	(19,469)
Net Unrealized Appreciation	$ 55,076	$18,279,985	$ 2,147,296

	Cavalier Hedged High Income Fund	Cavalier Tactical Economic Fund	Cavalier Tactical Rotation Fund
Cost of Investments	$20,802,510	$15,786,264	$35,148,161

Gross Unrealized Appreciation	605,167	1,258,416	1,610,819
Gross Unrealized Depreciation	(11,205)	(-)	(3,781)
Net Unrealized Appreciation	593,962	1,258,416	1,607,038

7.       Concentration of Risk

The Cavalier Hedged High Income Fund currently invests a significant portion of its assets in the Goldman Sachs Access High Yield Corporate Bond ETF (“Goldman”).  The Cavalier Hedged High Income Fund may redeem its investment from Goldman at any time if the Advisor determines that it is in the best interest of the Cavalier Hedged High Income Fund and its shareholders to do so.  The performance of the Cavalier Hedged High Income Fund may be directly affected by the performance of Goldman. The financial statements of Goldman, including the portfolio of investments, can be found at Goldman’s website, www.gsam.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with Goldman’s financial statements.  As of November 30, 2019, the Cavalier Hedged Income Fund’s net assets invested in Goldman were 57.91%.
The Cavalier Tactical Economic Fund currently invests a significant portion of its assets in the iShares Core S&P 500 ETF (the “Core ETF”). The Cavalier Tactical Economic Fund may redeem its investment from the Core ETF at any time if the Advisor determines that it is in the best interest of the Cavalier Tactical Economic Fund and its shareholders to do so.  The performance of the Cavalier Tactical Economic Fund may be directly affected by the performance of the Core ETF. The financial statements of the Core ETF, including the portfolio of investments, can be found at the Core ETF’s website, www.ishares.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Core ETF’s financial statements.  As of November 30, 2019, the Cavalier Tactical Economic Fund’s net assets invested in the Core ETF were 27.79%.
The Cavalier Tactical Economic Fund also currently invests a significant portion of its assets in the iShares Edge MSCI Min Vol USA ETF (the “MSCI ETF”). The Cavalier Tactical Economic Fund may redeem its investment from the MSCI ETF at any time if the Advisor determines that it is in the best interest of the Cavalier Tactical Economic Fund and its shareholders to do so.  The performance of the Cavalier Tactical Economic Fund may be directly affected by the performance of the MSCI ETF. The financial statements of the MSCI ETF, including the portfolio of investments, can be found at the MSCI ETF’s website, www.ishares.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the MSCI ETF’s financial statements.  As of November 30, 2019, the Cavalier Tactical Economic Fund’s net assets invested in the MSCI ETF were 27.47%.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2019

8.       Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

9.       Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments, other than the following items.
As of January 13, 2020, Julex Capital Management, LLC no longer manages the assets of the Cavalier Tactical Rotation Fund.  Cavalier Investments, LLC continues to serve as Advisor to the Fund and has taken over management of the Fund’s assets.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2019

Distributions
Per share distributions during the subsequent period were as follows:

Fund	Class	Record Date	Ex and Pay Dates		Ordinary Income		Long-Term Capital Gains

Cavalier Adaptive Income Fund	Institutional	12/27/2019	12/30/2019		$0.026305		$-
	Class C	12/27/2019	12/30/2019		0.016891		-

Cavalier Fundamental Growth Fund	Institutional	12/27/2019 12/27/2019 12/27/2019	12/30/2019		$0.005056		$-
	Class C Class A		12/30/2019 12/30/2019		0.005056 0.005056		- -
Cavalier Growth Opportunities Fund	Institutional Class C Class A	12/05/2019 12/05/2019 12/05/2019	12/06/2019 12/06/2019 12/06/2019	$	- - -		$0.465505 0.465505 0.465505

Cavalier Hedged High Income Fund	Institutional	12/27/2019 12/27/2019	12/30/2019		$0.057563		$-
	Class C		12/30/2019		0.046831		-

Cavalier Tactical Economic Fund	Institutional Class C Class A	12/27/2019 12/27/2019 12/27/2019	12/30/2019 12/30/2019 12/30/2019		$0.167174 0.051592 0.150790	$	- - -

Cavalier Tactical Rotation Fund	Institutional Class C Class A	12/27/2019 12/27/2019 12/27/2019	12/30/2019 12/30/2019 12/30/2019		$0.334305 0.192706 0.309689	$	- - -

Cavalier Funds

Additional Information
(Unaudited)

As of November 30, 2019

1.       Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at sec.gov.

2.       Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each Fund’s Form N-Q is available on the SEC’s website at sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.       Tax Information

Each of the funds listed below had the following distribution information for the fiscal period ended November 30, 2019.

Ordinary Income
Cavalier Adaptive Income Fund	$ 678,005
Cavalier Fundamental Growth Fund	-
Cavalier Growth Opportunities Fund	-
Cavalier Hedged High Income Fund	357,767
Cavalier Tactical Economic Fund	-
Cavalier Tactical Rotation Fund	-

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.       Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of November 30, 2019

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Cavalier Adaptive Income Fund	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,016.00	$6.30	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class C Shares
Actual	$1,000.00	$1,011.00	$11.31	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.75	$11.33	2.25%

Cavalier Fundamental Growth Fund	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,120.50	$6.63	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class C Shares
Actual	$1,000.00	$1,114.90	$11.90	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.75	$11.33	2.25%
Class A Shares
Actual	$1,000.00	$1,119.00	$7.95	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%

Cavalier Growth Opportunities Fund	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,119.00	$6.62	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class C Shares
Actual	$1,000.00	$1,112.90	$11.89	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.75	$11.33	2.25%
Class A Shares
Actual	$1,000.00	$1,116.80	$7.94	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of November 30, 2019

Cavalier Hedged High Income Fund	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,042.90	$6.38	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class C Shares
Actual	$1,000.00	$1,037.50	$11.46	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.75	$11.33	2.25%

Cavalier Tactical Economic Fund	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,105.60	$6.58	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class C Shares
Actual	$1,000.00	$1,099.80	$11.81	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.75	$11.33	2.25%
Class A Shares
Actual	$1,000.00	$1,104.80	$7.89	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%

Cavalier Tactical Rotation Fund	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,065.50	$6.45	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class C Shares
Actual	$1,000.00	$1,059.60	$11.59	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.75	$11.33	2.25%
Class A Shares
Actual	$1,000.00	$1,065.30	$7.74	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%

*Expenses are equal to the average account value over the period multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

The Cavalier Funds
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Cavalier Investments
116 South Franklin Street	12600 Deerfield Parkway
Post Office Box 69	Suite #100
Rocky Mount, North Carolina 27802-0069	Alpharetta, GA 30004

Telephone:	Telephone:

800-773-3863	770-777-8277

World Wide Web @:	World Wide Web @:

ncfunds.com	cavalierfunds.com

ITEM 2.   CODE OF ETHICS.
Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

ITEM 11.    CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13.    EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	February 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	February 6, 2020

By:	/s/ Ashley H. Lanham
Ashley H. Lanham Treasurer and Principal Financial Officer

Date:	February 6, 2020